UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07140

Van Kampen Series Funds, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Edward C. Wood III 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	6/30

Date of reporting period:	3/31/10

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Van Kampen American Value Fund

Portfolio of Investments • March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 95.0%
Aerospace & Defense 4.0%
Goodrich Corp.	359,310	$25,338,541

Asset Management & Custody Banks 2.7%
Northern Trust Corp.	309,115	17,081,695

Auto Parts & Equipment 2.2%
Lear Corp. (a)	174,900	13,878,315

Building Products 2.3%
Lennox International, Inc.	324,700	14,390,704

Computer Hardware 2.2%
Diebold, Inc.	437,650	13,899,764

Data Processing & Outsourcing Services 3.2%
Fidelity National Information Services, Inc.	866,200	20,303,728

Diversified Banks 1.9%
Comerica, Inc.	318,600	12,119,544

Diversified Chemicals 2.0%
PPG Industries, Inc.	195,600	12,792,240

Electric Utilities 4.1%
Edison International, Inc.	396,300	13,541,571
Great Plains Energy, Inc.	655,200	12,167,064
		25,708,635
Electronic Manufacturing Services 2.4%
Flextronics International Ltd. (Singapore) (a)	1,894,376	14,851,908

Food Distributors 2.5%
Sysco Corp.	523,200	15,434,400

Health Care Distributors 2.0%
Henry Schein, Inc. (a)	216,200	12,734,180

	Number of
Description	Shares	Value

Health Care Equipment 3.1%
Beckman Coulter, Inc.	311,580	$19,567,224

Health Care Facilities 1.5%
HEALTHSOUTH Corp. (a)	506,110	9,464,257

Healthcare 3.4%
Brookdale Senior Living, Inc. (a)	1,019,762	21,241,643

Household Appliances 3.2%
Snap-On, Inc.	456,600	19,789,044

Housewares & Specialties 2.4%
Newell Rubbermaid, Inc.	980,590	14,904,968

Industrial Machinery 4.0%
Pentair, Inc.	697,630	24,849,581

Insurance Brokers 5.8%
Marsh & McLennan Cos., Inc.	539,456	13,173,516
Willis Group Holdings PLC (Ireland)	736,000	23,029,440
		36,202,956
Investment Banking & Brokerage 2.0%
Charles Schwab Corp.	681,300	12,733,497

Motorcycle Manufacturers 2.3%
Harley-Davidson, Inc.	517,961	14,539,165

Multi-Utilities 1.9%
Wisconsin Energy Corp.	244,140	12,062,957

Office Electronics 3.7%
Zebra Technologies Corp., Class A (a)	787,800	23,318,880

Office Services & Supplies 3.7%
Avery Dennison Corp.	641,600	23,360,656

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 2.3%
Pioneer Natural Resources Co.	259,600	$14,620,672

Oil & Gas Storage & Transportation 3.7%
El Paso Corp.	1,410,810	15,293,180
Williams Cos., Inc.	339,300	7,837,830
		23,131,010
Packaged Foods & Meats 2.5%
ConAgra Foods, Inc.	615,020	15,418,552

Paper Packaging 2.2%
Sonoco Products Co.	438,700	13,507,573

Personal Products 1.0%
Estee Lauder Cos., Inc., Class A	98,760	6,406,561

Property & Casualty Insurance 3.2%
ACE Ltd. (Switzerland)	379,938	19,870,757

Regional Banks 2.4%
BB&T Corp.	464,100	15,032,199

Restaurants 1.9%
Darden Restaurants, Inc.	264,300	11,771,922

Retail REIT’s 1.3%
Weingarten Realty Investors	390,600	8,421,336

Soft Drinks 1.5%
Coca-Cola Enterprises, Inc.	341,800	9,454,188

Specialty Chemicals 3.0%
Valspar Corp.	636,030	18,750,164

	Number of
Description	Shares	Value

Thrifts & Mortgage Finance 1.5%
Washington Federal, Inc.	467,100	$9,491,472

Total Long-Term Investments 95.0% (Cost $576,892,329)		596,444,888

Repurchase Agreements 4.5%
Banc of America Securities ($4,890,598 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $4,890,599)		4,890,598
JPMorgan Chase & Co. ($23,437,371 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $23,437,377)		23,437,371
State Street Bank & Trust Co. ($1,031 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $1,031)		1,031

Total Repurchase Agreements 4.5% (Cost $28,329,000)		28,329,000

Total Investments 99.5% (Cost $605,221,329)		624,773,888

Other Assets in Excess of Liabilities 0.5%		2,969,863

Net Assets 100.0%		$627,743,751

Percentages are calculated as a percentage of net assets.

(a)     Non-income producing security.

REIT—Real Estate Investment Trust

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Aerospace & Defense	$25,338,541	$—	$—	$25,338,541
Asset Management & Custody Banks	17,081,695	—	—	17,081,695
Auto Parts & Equipment	13,878,315	—	—	13,878,315
Building Products	14,390,704	—	—	14,390,704
Computer Hardware	13,899,764	—	—	13,899,764
Data Processing & Outsourcing Services	20,303,728	—	—	20,303,728
Diversified Banks	12,119,544	—	—	12,119,544
Diversified Chemicals	12,792,240	—	—	12,792,240
Electric Utilities	25,708,635	—	—	25,708,635
Electronic Manufacturing Services	14,851,908	—	—	14,851,908
Food Distributors	15,434,400	—	—	15,434,400
Health Care Distributors	12,734,180	—	—	12,734,180
Health Care Equipment	19,567,224	—	—	19,567,224
Health Care Facilities	9,464,257	—	—	9,464,257
Healthcare	21,241,643	—	—	21,241,643
Household Appliances	19,789,044	—	—	19,789,044
Housewares & Specialties	14,904,968	—	—	14,904,968
Industrial Machinery	24,849,581	—	—	24,849,581
Insurance Brokers	36,202,956	—	—	36,202,956
Investment Banking & Brokerage	12,733,497	—	—	12,733,497
Motorcycle Manufacturers	14,539,165	—	—	14,539,165
Multi-Utilities	12,062,957	—	—	12,062,957
Office Electronics	23,318,880	—	—	23,318,880
Office Services & Supplies	23,360,656	—	—	23,360,656
Oil & Gas Exploration & Production	14,620,672	—	—	14,620,672
Oil & Gas Storage & Transportation	23,131,010	—	—	23,131,010
Packaged Foods & Meats	15,418,552	—	—	15,418,552
Paper Packaging	13,507,573	—	—	13,507,573
Personal Products	6,406,561	—	—	6,406,561
Property & Casualty Insurance	19,870,757	—	—	19,870,757
Regional Banks	15,032,199	—	—	15,032,199
Restaurants	11,771,922	—	—	11,771,922
Retail REIT’s	8,421,336	—	—	8,421,336
Soft Drinks	9,454,188	—	—	9,454,188
Specialty Chemicals	18,750,164	—	—	18,750,164
Thrifts & Mortgage Finance	9,491,472	—	—	9,491,472
Repurchase Agreements	—	28,329,000	—	28,329,000
Total Investments in an Asset Position	$596,444,888	$28,329,000	$—	$624,773,888

Van Kampen Emerging Markets Fund

Portfolio of Investments • March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 94.0%
Bermuda 1.1%
GOME Electrical Appliances Holdings Ltd. (a)	13,112,820	$4,407,954

Brazil 10.2%
Banco Bradesco SA - ADR	128,430	2,366,965
Cielo SA	318,800	3,002,727
Companhia de Bebidas das Americas - ADR	34,100	3,125,606
Companhia de Concessoes Rodoviarias	34,100	757,224
Itau Unibanco Banco Multiplo SA - ADR	231,571	5,092,246
Lojas Arapua SA - GDR (a)(b)(c)(d)	24,635	0
MRV Engenharia e Participacoes SA	233,700	1,630,847
Net Servicos de Comunicacao SA - ADR (a)	2,800	36,260
OGX Petroleo e Gas Participacoes SA	109,000	1,020,525
PDG Realty SA	193,900	1,614,789
Perdigao SA (a)	145,146	3,909,519
Petroleo Brasileiro SA - ADR	119,053	4,922,538
Tim Participacoes SA - ADR	32,900	913,304
Ultrapar Participacoes SA - ADR	1,600	77,488
Vale SA - ADR	333,349	9,291,866
Vivo Participacoes SA - ADR	66,400	1,800,104
		39,562,008
Cayman Islands 2.0%
Belle International Holdings Ltd.	1,537,000	2,066,688
China Dongxiang Group Co.	1,084,500	782,200
China Zhongwang Holdings Ltd. (a)	2,196,800	1,929,636
Hengan International Group Co., Ltd.	113,000	842,670
Sany Heavy Equipment International Holdings Co., Ltd. (a)	826,000	925,550
Want Want China Holdings Ltd.	1,695,000	1,202,878
		7,749,6220

	Number of
Description	Shares	Value

China 13.3%
Bank of China Ltd., Class H	4,469,000	$2,382,929
Beijing Enterprises Holdings Ltd.	328,500	2,282,587
China Citic Bank, Class H	2,722,000	2,040,383
China Coal Energy Co., Class H	1,461,000	2,280,622
China Construction Bank Corp., Class H	7,253,000	5,941,215
China Life Insurance Co., Ltd., Class H	970,000	4,647,455
China Longyuan Power Group Corp., Class H (a)	362,000	428,940
China Mobile Hong Kong Ltd.	402,500	3,872,460
China Oilfield Services Ltd., Class H	1,154,000	1,694,381
China Pacific Insurance Group Co., Ltd., Class H (a)	548,600	2,430,607
China Petroleum & Chemical Corp., Class H	5,070,000	4,153,035
China Resources Power Holdings Co., Ltd.	1,056,100	2,260,667
China Telecom Corp., Ltd., Class H	2,048,000	1,010,251
China Unicom Ltd.	1,706,000	1,920,397
Dongfeng Motor Group Co., Ltd., Class H	1,467,000	2,384,460
Fushan International Energy Group Ltd.	1,892,000	1,437,718
Industrial & Commercial Bank of China Ltd., Class H	4,325,000	3,297,678
PetroChina Co., Ltd., Class H	1,200,000	1,403,355
Ping An Insurance Co. of China Ltd., Class H	234,000	2,016,241
Shanghai Industrial Holdings Ltd.	681,000	3,122,465
Tsingtao Brewery Co., Ltd.	160,000	804,714
		51,812,560
Czech Republic 1.4%
CEZ AS	20,016	945,517
Komercni Banka AS	16,462	3,340,844
Telefonica O2 Czech Republic AS	47,910	1,118,845
		5,405,206
Egypt 2.1%
Commercial International Bank	298,980	3,529,550
Orascom Construction Industries - GDR	16,996	809,179
Orascom Construction Industries	32,152	1,543,366

	Number of
Description	Shares	Value

Egypt (continued)
Telecom Egypt	775,084	$2,397,327
		8,279,422
Hungary 1.6%
MOL Hungarian Oil and Gas Nyrt (a)	23,582	2,412,684
OTP Bank PLC Nyrt (a)	23,706	829,090
Richter Gedeon Nyrt	13,614	2,945,088
		6,186,862
India 9.4%
Asian Paints Ltd.	26,523	1,204,509
Bharat Heavy Electricals Ltd.	32,006	1,704,313
Colgate-Palmolive India Ltd.	51,787	778,968
Deccan Chronicle Holdings Ltd.	215,380	739,522
Dr. Reddy’s Laboratories Ltd.	69,782	1,981,703
Glenmark Pharmaceuticals Ltd.	254,532	1,522,543
Godrej Consumer Products Ltd.	161,312	938,876
GVK Power & Infrastructure Ltd. (a)	186,795	186,608
HDFC Bank Ltd.	100,987	4,349,223
Hero Honda Motors Ltd.	32,412	1,403,762
Hindalco Industries Ltd.	394,569	1,592,953
Hindustan Construction Co.	257,265	768,443
IndusInd Bank Ltd.	365,200	1,383,684
Infosys Technologies Ltd.	76,705	4,469,461
ITC Ltd.	208,800	1,223,407
KSK Energy Ventures Ltd. (a)	264,000	1,083,461
Marico Ltd.	325,500	790,640
Nestle India Ltd.	11,919	710,481
Reliance Industries Ltd.	74,589	1,784,770
Rural Electrification Corp., Ltd.	128,991	720,160
Shree Renuka Sugars Ltd.	485,600	771,206
Sun TV Network Ltd.	107,985	1,029,459
Tata Motors Ltd.	152,614	2,575,690

	Number of
Description	Shares	Value

India (continued)
Wipro Ltd.	107,379	$1,690,869
Yes Bank Ltd. (a)	216,000	1,232,636
		36,637,347
Indonesia 3.6%
Astra International Tbk	639,800	2,946,054
Bank Central Asia Tbk	3,916,000	2,366,943
Bank Rakyat Indonesia	1,566,500	1,420,257
Bumi Resources Tbk	4,734,500	1,170,682
Indocement Tunggal Prakarsa Tbk	264,000	413,429
Indofood Sukses Makmur Tbk	3,977,500	1,650,098
Indosat Tbk	554,500	335,156
Perusahaan Gas Negara	2,951,000	1,378,290
Telekomunikasi Indonesia	2,570,000	2,273,587
		13,954,496
Israel 0.5%
Check Point Software Technologies Ltd. (a)	50,892	1,784,274

Malaysia 0.9%
Sime Darby Bhd	627,600	1,675,780
TM International Bhd (a)	1,645,800	1,942,468
		3,618,248
Mexico 5.7%
America Movil SAB de CV - ADR	195,380	9,835,429
Fomento Economico Mexicano SA de CV - ADR	101,600	4,829,048
Grupo Financiero Banorte SAB de CV	568,500	2,521,609
Grupo Televisa SA - ADR	157,000	3,300,140
Wal-Mart de Mexico SAB de CV	297,300	1,523,321
		22,009,547
Netherlands 0.5%
X5 Retail Group NV - GDR (a)	54,721	1,904,291

	Number of
Description	Shares	Value

Philippines 1.3%
Ayala Corp.	141,070	1,037,968
Metro Pacific Investments Corp. (a)	14,355,000	984,742
Metropolitan Bank & Trust Co.	891,850	986,778
Philippine Long Distance Telephone Co.	25,950	1,389,666
SM Investments Corp.	66,035	540,672
		4,939,826
Poland 3.0%
Bank Handlowy w Warszawie SA (a)	40,657	1,138,612
Bank Zachodni WBK SA	17,849	1,286,533
Polski Koncern Naftowy Orlen SA (a)	188,706	2,563,115
Powszechna Kasa Oszczednosci Bank Polski SA	291,223	4,072,799
Telekomunikacja Polska SA	475,399	2,697,689
		11,758,748
Republic of China (Taiwan) 7.9%
Acer, Inc.	709,922	2,096,816
AU Optronics Corp.	2,005,770	2,280,002
Cathay Financial Holding Co., Ltd. (a)	1,479,200	2,468,594
China Steel Corp.	2,002,000	2,070,839
Fubon Financial Holding Co., Ltd. (a)	1,696,000	2,061,389
High Tech Computer Corp.	67,100	783,869
Hon Hai Precision Industry Co., Ltd.	1,293,610	5,600,837
Lite-On Technology Corp.	806,000	1,069,743
Prime View International Co., Ltd. (a)	234,000	423,673
Siliconware Precision Industries Co.	787,000	949,118
Taishin Financial Holdings Co., Ltd. (a)	1,529,003	621,076
Taiwan Fertilizer Co., Ltd.	254,000	811,795
Taiwan Semiconductor Manufacturing Co., Ltd.	2,947,120	5,707,157
Uni-President Enterprises Corp.	1,055,000	1,200,902

	Number of
Description	Shares	Value

Republic of China (Taiwan) (continued)
Wistron Corp.	743,046	$1,350,014
Yuanta Financial Holding Co., Ltd.	1,673,000	1,003,547
		30,499,371
Republic of Korea (South Korea) 11.1%
Amorepacific Corp.	1,817	1,321,659
Cheil Communications, Inc.	6,156	1,822,670
Cheil Industries, Inc.	23,511	1,327,812
Hyundai Engineering & Construction Co., Ltd.	17,853	979,868
Hyundai Mobis	11,690	1,549,781
Hyundai Motor Co.	13,860	1,414,848
KB Financial Group, Inc.	24,442	1,179,489
Kia Motors Corp.	123,422	2,754,347
Korea Exchange Bank	45,300	540,501
Korea Life Insurance Co., Ltd. (a)	81,790	633,241
KT Corp.	16,410	678,039
LG Chem Ltd.	16,603	3,529,119
LG Display Co., Ltd.	68,560	2,420,763
LG Telecom Ltd.	45,972	313,672
LG.Philips LCD Co. Ltd. - ADR	28,000	495,040
NCSoft Corp.	3,798	481,694
NHN Corp. (a)	11,728	1,865,783
OCI Co., Ltd.	7,305	1,271,895
Samsung Electronics Co., Ltd.	13,615	9,843,184
Samsung Fire & Marine Insurance Co., Ltd.	8,540	1,369,932
Shinhan Financial Group Co., Ltd.	77,366	3,039,391
Shinsegae Co., Ltd.	3,338	1,578,355
SSCP Co., Ltd. (a)	65,080	419,314
Woongjin Coway Co., Ltd.	74,670	2,313,123
		43,143,520

	Number of
Description	Shares	Value

Republic of Mauritius 0.3%
Golden Agri-Resources Ltd. (a)	3,277,000	$1,358,633

Russia 4.0%
LUKOIL - ADR	102,443	5,808,518
Polyus Gold Co. - ADR	41,941	1,079,981
Rosneft Oil Co. - GDR (a)	291,172	2,308,994
RusHydro (a)	19,536,086	1,025,644
RusHydro - ADR (a)	199,774	1,054,807
Sberbank of Russian Federation	549,854	1,611,072
Vimpel-Communications - ADR	37,869	697,168
Wimm-Bill-Dann Foods OJSC - ADR	89,116	1,997,981
		15,584,165
South Africa 6.8%
Anglo Platinum Ltd. (a)	28,673	2,913,063
AVI Ltd.	221,538	723,886
Impala Platinum Holdings Ltd.	166,900	4,903,600
Imperial Holdings Ltd.	121,500	1,672,934
Kumba Iron Ore Ltd.	31,749	1,538,249
MTN Group Ltd.	418,710	6,438,376
Naspers Ltd., Class N	120,390	5,231,294
Tiger Brands Ltd.	122,183	3,076,487
		26,497,889
Thailand 2.6%
Bangkok Bank Public Co., Ltd. - NVDR	461,900	1,878,455
Banpu PCL - NVDR	63,900	1,205,474
Kasikornbank Public Co., Ltd.	302,700	964,221
Kasikornbank Public Co., Ltd. - NVDR	178,700	533,309
PTT Exploration & Production Public Co., Ltd.	192,200	882,688
PTT Public Co., Ltd.	94,900	768,944
Siam Cement PCL - NVDR	112,300	892,565
Siam Commercial Bank Public Co., Ltd.	533,000	1,516,499

	Number of
Description	Shares	Value

Thailand (continued)
Total Access Communication PCL - NVDR	1,091,700	$1,266,082
		9,908,237
Turkey 2.5%
Akbank TAS	208,276	1,344,823
Anadolu Efes Biracilik ve Malt Sanayii AS	128,550	1,355,164
Coca-Cola Icecek, AS, Class C	100,432	853,614
TAV Havalimanlari Holding AS (a)	293,241	1,178,567
Turk Telekomunikasyon AS	203,142	682,605
Turkcell Iletisim Hizmetleri AS	181,467	1,105,960
Turkiye Garanti Bankasi AS	509,430	2,383,102
Turkiye Halk Bankasi AS	108,289	784,832
		9,688,667
United Kingdom 1.0%
SABMiller PLC	129,361	3,804,949

United States 1.2%
Central European Distribution Corp. (a)	72,671	2,544,212
Mead Johnson Nutrition Co.	38,520	2,004,195
		4,548,407
Total Common Stocks 94.0%		365,044,249

Preferred Stocks 2.5%
Brazil 2.1%
Banco Bradesco SA	46,970	866,317
Banco Nacional SA (a)(b)(c)	19,271,000	0
Companhia Vale do Rio Doce	8,916	248,425
Itau Unibanco Banco Multiplo SA	41,277	905,223
Lojas Arapua SA (a)(b)(c)	31,632,300	0
Net Servicos de Comunicacao SA (a)	136,611	1,789,882
Petroleo Brasileiro SA	137,748	2,741,250
Ultrapar Participacoes SA	32,140	1,545,236
		8,096,333

	Number of
Description	Shares	Value

Republic of Korea (South Korea) 0.4%
Samsung Electronics Co., Ltd.	3,636	$1,728,904

Total Preferred Stocks 2.5%		9,825,237

Investment Companies 0.8%
India 0.8%
Morgan Stanley Growth Fund (e)	2,195,167	2,886,257

Total Long-Term Investments 97.3%
(Cost $289,679,076)		377,755,743

Repurchase Agreements 2.8%
Banc of America Securities ($1,902,273 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,902,274)		1,902,273
JPMorgan Chase & Co. ($9,116,326 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $9,116,328)		9,116,326
State Street Bank & Trust Co. ($401 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $401)		401

Total Repurchase Agreements 2.8%
(Cost $11,019,000)		11,019,000

Total Investments 100.1%
(Cost $300,698,076)		388,774,743

Foreign Currency 0.2%
(Cost $867,747)		883,065

Liabilities in Excess of Other Assets (0.3%)		(1,266,680)

Net Assets 100.0%		$388,391,128

Percentages are calculated as a percentage of net assets.

(a)   Non-income producing security.

(b)   Market value is determined in accordance with procedures established in good faith by the Board of Directors.

(c)   Security has been deemed illiquid

(d)   144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)   The fund is advised by an affiliate which earns a management fee as adviser to the fund.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR — Non-Voting Depository Receipt

Security Valuation  Equity securities listed on a U.S. exchange are valued at the latest quoted sales price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are not readily available are valued at the mean of the last reported bid and asked prices obtained from reputable brokers. Fixed income investments are valued by an independent pricing service using the mean of the last reporting bid and asked prices. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. All other securities and assets for which market values are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements  Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical investments

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
Investments	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Investments in an Asset Position
Common & Preferred Stocks
Diversified Banks	$67,748,288	$—	$—	$67,748,288	17.5%
Wireless Telecommunication Services	29,552,617	—	—	29,552,617	7.6
Integrated Oil & Gas	24,519,317	—	—	24,519,317	6.3
Semiconductors	18,228,362	—	—	18,228,362	4.7
Packaged Foods & Meats	14,472,232	—	—	14,472,232	3.7
Integrated Telecommunication Services	13,135,966	—	—	13,135,966	3.4
Diversified Metals & Mining	12,322,537	—	—	12,322,537	3.2
Broadcasting & Cable TV	11,350,775	—	—	11,350,775	2.9
Automobile Manufacturers	9,499,709	—	—	9,499,709	2.5
Life & Health Insurance	9,765,530	—	—	9,765,530	2.5
Brewers	9,090,433	—	—	9,090,433	2.3
Precious Metals & Minerals	8,896,644	—	—	8,896,644	2.3
Pharmaceuticals	8,453,530	—	—	8,453,530	2.2
Industrial Conglomerates	7,621,504	—	—	7,621,504	2.0
Construction & Engineering	6,030,492	—	—	6,030,492	1.6
IT Consulting & Other Services	6,160,330	—	—	6,160,330	1.6
Other Diversified Financial Services	5,951,194	—	—	5,951,194	1.5
Soft Drinks	5,682,662	—	—	5,682,662	1.5
Electronic Manufacturing Services	5,600,837	—	—	5,600,837	1.4
Electronic Equipment Manufacturers	5,195,805	—	—	5,195,805	1.3
Coal & Consumable Fuels	4,656,778	—	—	4,656,778	1.2
Computer & Electronics Retail	4,407,954	—	—	4,407,954	1.1
Computer Hardware	4,230,699	—	—	4,230,699	1.1
Electric Utilities	4,296,037	—	—	4,296,037	1.1
Oil & Gas Refining & Marketing	4,347,884	—	—	4,347,884	1.1
Commodity Chemicals	3,948,433	—	—	3,948,433	1.0
Personal Products	3,733,937	—	—	3,733,937	1.0
Steel	3,857,514	—	—	3,857,514	1.0
Construction & Farm Machinery & Heavy Trucks	3,501,240	—	—	3,501,240	0.9
Data Processing & Outsourced Services	3,002,727	—	—	3,002,727	0.8
Homebuilding	3,245,636	—	—	3,245,636	0.8
Hypermarkets & Super Centers	3,101,676	—	—	3,101,676	0.8
Distillers & Vintners	2,544,212	—	—	2,544,212	0.7
Independent Power Producers & Energy Traders	2,689,607	—	—	2,689,607	0.7
Agricultural Products	2,129,839	—	—	2,129,839	0.6
Housewares & Specialties	2,313,123	—	—	2,313,123	0.6
Multi-Line Insurance	2,430,607	—	—	2,430,607	0.6
Advertising	1,822,670	—	—	1,822,670	0.5
Apparel Retail	2,066,688	—	—	2,066,688	0.5
Apparel, Accessories & Luxury Goods	2,110,012	—	—	2,110,012	0.5
Food Retail	1,904,291	—	—	1,904,291	0.5

	Level 1	Level 2	Level 3
Investments	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Common & Preferred Stocks (Continued)
Internet Software & Services	$1,865,783	$—	$—	$1,865,783	0.5%
Multi-Sector Holdings	2,022,710	—	—	2,022,710	0.5
Oil & Gas Exploration & Production	1,903,212	—	—	1,903,212	0.5
Systems Software	1,784,274	—	—	1,784,274	0.5
Air Freight & Logistics	1,672,934	—	—	1,672,934	0.4
Auto Parts & Equipment	1,549,781	—	—	1,549,781	0.4
Automotive Retail	1,545,236	—	—	1,545,236	0.4
Gas Utilities	1,378,290	—	—	1,378,290	0.4
Heavy Electrical Equipment	1,704,313	—	—	1,704,313	0.4
Motorcycle Manufacturers	1,403,762	—	—	1,403,762	0.4
Oil & Gas Drilling	1,694,381	—	—	1,694,381	0.4
Property & Casualty Insurance	1,369,932	—	—	1,369,932	0.4
Airport Services	1,178,567	—	—	1,178,567	0.3
Computer Storage & Peripherals	1,069,743	—	—	1,069,743	0.3
Construction Materials	1,305,995	—	—	1,305,995	0.3
Diversified Chemicals	1,271,894	—	—	1,271,894	0.3
Specialty Chemicals	1,204,509	—	—	1,204,509	0.3
Tobacco	1,223,407	—	—	1,223,407	0.3
Fertilizers & Agricultural Chemicals	811,795	—	—	811,795	0.2
Highways & Railtracks	757,224	—	—	757,224	0.2
Household Products	938,876	—	—	938,876	0.2
Publishing	739,522	—	—	739,522	0.2
Specialized Finance	720,160	—	—	720,160	0.2
Electronic Components	423,673	—	—	423,673	0.1
Home Entertainment Software	481,694	—	—	481,694	0.1
Broadcasting - Diversified	36,260	—	—	36,260	0.0	*
Oil & Gas Storage & Transportation	77,488	—	—	77,488	0.0	*
Repurchase Agreements	—	11,019,000	—	11,019,000	2.8
Total Investments in an Asset Position	$377,755,743	$11,019,000	$—	$388,774,743	100.1%

* Amount is less than 0.1%

For the period ended March 31, 2010 and the year ended June 30, 2009, the Fund held 3 securities classified as Level 3 with a total market value of zero. For the period ended March 31, 2010, the Fund had no purchases, sales or transfers of Level 3 securities.

Van Kampen Equity Growth Fund

Portfolio of Investments • March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.9%
Advertising 3.7%
Omnicom Group, Inc.	366,173	$14,211,174

Auto Manufacturers 0.6%
Better Place (a)(b)(c)	779,539	2,338,617

Auto Parts & Equipment 2.6%
Minth Group Ltd. (Cayman Islands)	5,916,000	9,905,400

Casinos & Gaming 2.0%
Wynn Macau Ltd. (Cayman Islands) (b)	2,027,600	2,924,831
Wynn Resorts Ltd.	64,395	4,883,073
		7,807,904
Communications Equipment 6.0%
Cisco Systems, Inc. (b)	337,769	8,792,127
Corning, Inc.	693,775	14,021,193
		22,813,320
Computer Hardware 7.2%
Apple, Inc. (b)	115,928	27,234,965

Consumer Finance 2.5%
American Express Co.	228,526	9,428,983

Data Processing & Outsourced Services 4.9%
MasterCard, Inc., Class A	73,121	18,572,734

Distillers & Vintners 1.3%
Diageo PLC - ADR (United Kingdom)	74,866	5,049,712

Education Services 3.9%
New Oriental Education & Technology Group, Inc. - ADR (Cayman Islands) (b)	172,606	14,759,539

Fertilizers & Agricultural Chemicals 4.0%
Monsanto Co.	210,770	15,053,193

	Number of
Description	Shares	Value

Health Care Equipment 1.6%
Mindray Medical International Ltd., Class A - ADR (Cayman Islands)	171,328	$6,239,766

Hotels, Resorts & Cruise Lines 1.5%
Ctrip.com International Ltd. - ADR (Cayman Islands) (b)	142,848	5,599,641

Household Products 2.7%
Procter & Gamble Co.	160,550	10,157,998

Internet Retail 6.8%
Amazon.com, Inc. (b)	190,220	25,818,561

Internet Software & Services 10.4%
Baidu, Inc. - ADR (Cayman Islands) (b)	19,243	11,488,071
Google, Inc., Class A (b)	39,657	22,485,916
Tencent Holdings Ltd. (Cayman Islands)	271,300	5,443,995
		39,417,982
Leisure Products 1.3%
Universal Entertainment Corp. (Japan)	352,200	5,123,457

Marine Ports & Services 4.3%
China Merchants Holdings International Co., Ltd. (China)	4,439,914	16,354,643

Oil & Gas Exploration & Production 3.2%
Ultra Petroleum Corp. (Canada) (b)	259,032	12,078,662

Other Diversified Financial Services 1.5%
BM&F BOVESPA SA (Brazil)	835,159	5,654,294

Property & Casualty Insurance 1.7%
Berkshire Hathaway, Inc., Class B (b)	78,610	6,388,635

Real Estate Management & Development 7.0%
Brookfield Asset Management, Inc., Class A (Canada)	547,839	13,926,068
Brookfield Incorporacoes SA (Brazil)	2,798,211	12,524,958
		26,451,026

2

	Number of
Description	Shares	Value

Reinsurance 4.7%
Greenlight Capital Re Ltd., Class A (Cayman Islands) (b)	665,526	$17,756,234

Research & Consulting Services 0.4%
Verisk Analytics, Inc. (b)	59,515	1,678,323

Semiconductors 2.8%
Marvell Technology Group Ltd. (Bermuda) (b)	519,562	10,588,673

Specialized Finance 2.8%
CME Group, Inc.	34,190	10,807,801

Tobacco 2.8%
Philip Morris International, Inc.	206,450	10,768,432

Trucking 2.5%
DSV A/S (Denmark)	540,373	9,656,871

Wireless Telecommunication Services 1.2%
Bharti Airtel Ltd. (India)	638,380	4,444,274

Total Long-Term Investments 97.9% (Cost $304,538,499)		372,160,814

Repurchase Agreements 2.7%
Banc of America Securities ($1,757,777 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $1,757,778)		1,757,777
JPMorgan Chase & Co. ($8,423,852 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $8,423,855)		8,423,852
State Street Bank & Trust Co. ($371 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $371)		371

Total Repurchase Agreements 2.7% (Cost $10,182,000)		10,182,000

3

Description	Value

Total Investments 100.6% (Cost $314,720,499)	$382,342,814

Liabilities in Excess of Other Assets (0.6%)	(2,414,877)

Net Assets 100.0%	$379,927,937

Percentages are calculated as a percentage of net assets.

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors.
(b)	Non-income producing security.
(c)	Security has been deemed illiquid.

ADR - American Depositary Receipt

Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed securities and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not  readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

4

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC) 820 Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157) defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1–quoted prices in active markets for identical investments

Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

5

	Level 1	Level 2	Level 3
Investments	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments in an Asset Position
Common Stocks
Advertising	$14,211,174	$—	$—	$14,211,174
Auto Manufacturers	—	—	2,338,617	2,338,617
Auto Parts & Equipment	9,905,400	—	—	9,905,400
Casinos & Gaming	7,807,904	—	—	7,807,904
Communications Equipment	22,813,320	—	—	22,813,320
Computer Hardware	27,234,965	—	—	27,234,965
Consumer Finance	9,428,983	—	—	9,428,983
Data Processing & Outsourced Services	18,572,734	—	—	18,572,734
Distillers & Vintners	5,049,712	—	—	5,049,712
Education Services	14,759,539	—	—	14,759,539
Fertilizers & Agricultural Chemicals	15,053,193	—	—	15,053,193
Health Care Equipment	6,239,766	—	—	6,239,766
Hotels, Resorts & Cruise Lines	5,599,641	—	—	5,599,641
Household Products	10,157,998	—	—	10,157,998
Internet Retail	25,818,561	—	—	25,818,561
Internet Software & Services	39,417,982	—	—	39,417,982
Leisure Products	5,123,457	—	—	5,123,457
Marine Ports & Services	16,354,643	—	—	16,354,643
Oil & Gas Exploration & Production	12,078,662	—	—	12,078,662
Other Diversified Financial Services	5,654,294	—	—	5,654,294
Property & Casualty Insurance	6,388,635	—	—	6,388,635
Real Estate Management & Development	26,451,026	—	—	26,451,026
Reinsurance	17,756,234	—	—	17,756,234
Research & Consulting Services	1,678,323	—	—	1,678,323
Semiconductors	10,588,673	—	—	10,588,673
Specialized Finance	10,807,801	—	—	10,807,801
Tobacco	10,768,432	—	—	10,768,432
Trucking	9,656,871	—	—	9,656,871
Wireless Telecommunication Services	4,444,274	—	—	4,444,274
Repurchase Agreements	—	10,182,000	—	10,182,000
Total Investments in an Asset Position	$369,822,197	$10,182,000	$2,338,617	$382,342,814

Following is a reconciliation of investment in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of June 30, 2009	$—
Accrued discounts/premiums	—
Realized gain/loss	—
Change in unrealized appreciation/depreciation	—
Net purchase/sales	2,338,617
Net transfers in and/or out of Level 3	-0-
Balance as of March 31, 2010	$2,338,617
Net change in unrealized appreciation/depreciation from investments still held as of March 31, 2010	$-0-

Van Kampen Global Equity Allocation Fund

Portfolio of Investments • March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value
Common Stocks 81.9%
Australia 2.7%
AGL Energy Ltd.	3,531	$48,701
Alumina Ltd.	29,463	46,638
Amcor Ltd.	20,761	121,738
AMP Ltd.	9,835	56,497
Australia and New Zealand Banking Group Ltd.	21,909	509,858
BHP Billiton Ltd.	50,805	2,032,219
BlueScope Steel Ltd.	17,060	45,556
Boral Ltd.	14,285	73,539
Brambles Industries PLC	6,863	46,352
Caltex Australia Ltd.	6,972	72,360
Coca-Cola Amatil Ltd.	3,867	39,921
Commonwealth Bank of Australia	1,909	98,609
CSL Ltd.	1,780	59,505
CSR Ltd.	14,555	22,105
Fairfax	7,012	11,582
Fortescue Metals Group Ltd. (a)	24,980	112,322
Foster’s Group Ltd.	14,277	69,306
Incitec Pivot Ltd.	31,172	99,259
Insurance Australia Group Ltd.	12,211	43,477
Leighton Holdings Ltd.	1,481	53,003
Lend Lease Corp., Ltd.	3,004	23,872
Lend Lease Group (rights, expired 03/24/10) (a)	682	0
Macquarie Atlas Roads Group (a)	3,295	2,842
Macquarie Group Ltd.	1,437	62,307
Macquarie Infrastructure Group Ltd.	16,478	16,936
National Australia Bank Ltd.	2,485	62,756
Newcrest Mining Ltd.	9,093	273,856
Nufarm Ltd. (a)	2,592	19,576
OneSteel Ltd.	9,272	33,183
Orica Ltd.	8,920	219,288
Origin Energy Ltd.	6,168	93,674

	Number of
Description	Shares	Value
Australia (continued)
OZ Minerals Ltd. (a)	54,499	$57,263
QBE Insurance Group Ltd.	4,914	93,929
Rio Tinto Ltd.	5,207	374,611
Santos Ltd.	4,491	60,416
Sims Metal Management Ltd.	2,839	56,429
Stockland Trust Group (REIT)	11	40
Suncorp-Metway Ltd.	4,202	32,930
Tabcorp Holdings Ltd.	2,785	17,634
Telstra Corp., Ltd.	14,996	41,146
Toll Holdings Ltd.	2,807	19,113
Transurban Group	5,665	26,252
Wesfarmers Ltd.	3,046	88,858
Wesfarmers Ltd.	1,112	32,521
Westpac Banking Corp.	2,860	73,066
Woodside Petroleum Ltd.	4,905	211,100
Woolworths Ltd.	7,197	184,921
		5,841,066
Austria 0.3%
Erste Group Bank AG	5,128	215,403
Oesterreichishe Elektrizitaetswirtschafts AG, Class A	1,617	64,188
OMV AG	1,435	53,843
Raiffeisen International Bank Holding AG	1,392	66,179
Telekom Austria AG	7,127	99,630
Vienna Insurance Group	761	40,189
Voestalpine AG	3,305	133,694
		673,126
Belgium 0.2%
Anheuser-Busch InBev NV	3,805	191,667
Anheuser-Busch InBev-STRIP VVPR (a)	3,808	36
Belgacom SA	1,228	47,967
Compagnie Nationale a Portefeuille (CNP)	315	16,507

	Number of
Description	Shares	Value
Belgium (continued)
Fortis (a)	6,430	$22,89
Groupe Bruxelles Lambert SA	934	82,528
Solvay SA	585	60,137
UCB SA	1,117	47,697
Umicore	1,315	45,921
		515,353
Bermuda 0.4%
Axis Capital Holdings Ltd.	2,300	71,898
Bunge Ltd.	916	56,453
Cheung Kong Infrastructure	1,000	3,870
Cosco Pacific Ltd.	6,074	9,200
Esprit Holdings Ltd.	23,771	187,523
Everest Re Group Ltd.	700	56,651
Invesco Ltd.	3,415	74,823
Kerry Properties Ltd.	7,000	37,550
Li & Fung Ltd.	4,000	19,680
Marvell Technology Group Ltd. (a)	4,200	85,596
Nabors Industries Ltd. (a)	2,800	54,964
Noble Group Ltd.	2,000	4,375
NWS Holdings Ltd.	2,209	4,410
PartnerRe Ltd.	1,100	87,692
Seadrill Ltd.	7,800	181,771
Shangri-La Asia Ltd.	3,004	5,896
Yue Yuen Industrial Holdings Ltd.	2,000	6,955
		949,307
Brazil 1.2%
Banco do Brasil SA	10,700	179,602
BM&F BOVESPA SA	23,200	157,071
Companhia Siderurgica Nacional SA	23,400	469,355
Companhia Vale do Rio Doce	20,400	655,585
CPFL Energia SA	3,000	59,651

	Number of
Description	Shares	Value
Brazil (continued)
Embraer	9,400	$55,607
Perdigao SA (a)	5,813	156,574
Petroleo Brasileiro SA	39,400	879,568
Redecard SA	4,800	88,801
		2,701,814
Canada 4.9%
Agnico-Eagle Mines Ltd.	3,200	178,770
Agrium, Inc.	1,550	109,606
Bank of Montreal	4,100	248,870
Bank of Nova Scotia	7,500	375,720
Barrick Gold Corp.	19,185	736,119
BCE, Inc.	3,764	110,624
Biovail Corp.	1,700	28,438
Bombardier, Inc., Class B	12,500	76,675
Brookfield Asset Management, Inc., Class A	4,700	119,623
CAE, Inc.	2,100	20,511
Cameco Corp.	3,400	93,097
Canadian Imperial Bank of Commerce	3,100	226,476
Canadian National Railway Co.	3,800	230,623
Canadian Natural Resources Ltd.	4,300	318,250
Canadian Oil Sands Trust	2,000	59,962
Canadian Pacific Railway Ltd.	2,150	121,170
Canadian Tire Corp., Ltd., Class A	900	49,127
Cenovus Energy, Inc.	6,032	157,563
CI Financial Corp.	4,000	84,675
Crescent Point Energy Corp.	1,400	53,717
Eldorado Gold Corp. (a)	7,600	92,264
Enbridge, Inc.	3,100	147,850
EnCana Corp.	6,032	187,674
Fairfax Financial Holdings Ltd.	100	37,602

	Number of
Description	Shares	Value
Canada (continued)
First Quantum Minerals, Ltd.	1,000	$82,282
Fortis, Inc.	1,000	28,445
George Weston Ltd.	1,300	89,790
Goldcorp, Inc.	16,028	598,890
Great-West Lifeco, Inc.	4,200	120,585
Husky Energy, Inc.	3,800	108,988
IGM Financial, Inc.	1,675	73,554
Imperial Oil Ltd.	5,800	224,028
Kinross Gold Corp.	14,500	247,984
Magna International, Inc., Class A (a)	1,100	68,070
Manulife Financial Corp.	13,812	272,527
Metro, Inc., Class A	2,900	120,237
National Bank of Canada	1,200	73,065
Nexen, Inc.	4,500	111,343
Penn West Energy Trust	3,500	74,125
Potash Corp. of Saskatchewan, Inc.	5,300	632,879
Power Corp. of Canada	3,700	111,694
Power Financial Corp.	3,500	115,443
Research In Motion, Ltd. (a)	4,000	296,362
Rogers Communication, Inc., Class B	6,300	215,179
Royal Bank of Canada	10,100	591,093
Shaw Communications, Inc., Class B	3,100	61,380
Shoppers Drug Mart Corp.	2,100	90,232
SNC-Lavalin Group, Inc.	1,800	87,922
Sun Life Financial, Inc.	4,889	157,263
Suncor Energy, Inc.	16,000	520,337
Talisman Energy, Inc.	8,400	143,660
Teck Resources Ltd., Class B (a)	4,200	182,986
Thomson Reuters Corp.	4,542	165,286
Toronto-Dominion Bank	8,800	655,895
TransAlta Corp.	1,600	35,398

	Number of
Description	Shares	Value
Canada (continued)
TransCanada Corp.	4,844	$177,516
Ultra Petroleum Corp. (a)	400	18,652
Yamana Gold, Inc.	14,182	140,333
		10,558,429
Cayman Islands 0.0%
ASM Pacific Technology Ltd.	4,000	37,892
China Mengniu Dairy Co., Ltd. (a)	3,000	9,350
Seagate Technology (a)	100	1,826
		49,068
China 1.2%
Air China Ltd., Class H (a)	14,000	14,461
Aluminum Corp. of China Ltd., Class H (a)	14,000	14,461
Angang Steel Co., Ltd., Class H	12,000	22,009
Bank of Communications Ltd., Class H	31,000	36,932
Bank of East Asia Ltd.	15,529	57,202
Beijing Capital International Airport Co., Ltd., Class H	8,000	4,781
BOC Hong Kong Holdings Ltd.	38,000	90,641
Cathay Pacific Airways Ltd.	4,000	8,428
Cheung Kong Holdings Ltd.	11,000	141,675
China Construction Bank Corp., Class H	118,196	96,819
China COSCO Holdings Co., Ltd., Class H	10,250	13,571
China Life Insurance Co., Ltd., Class H	36,000	172,483
China Merchants Holdings International Co., Ltd.	8,072	29,734
China Mobile Hong Kong Ltd.	26,000	250,147
China Overseas Land & Investment Ltd.	20,000	45,181
China Petroleum & Chemical Corp., Class H	90,000	73,723
China Resources Enterprise Ltd.	6,000	22,295
China Resources Power Holdings Co., Ltd.	6,000	12,843
China Shipping Container Lines Co., Ltd., Class H (a)	38,350	15,312
China Shipping Development Co., Ltd., Class H	9,979	16,297
China Telecom Corp., Ltd., Class H	74,000	36,503

	Number of
Description	Shares	Value
China (continued)
China Travel International Investment Hong Kong Ltd.	24,000	$6,522
Citic Pacific Ltd.	6,000	14,343
CLP Holdings Ltd.	4,500	32,167
CNOOC Ltd.	68,000	111,928
Datang International Power Generation Co., Ltd., Class H	22,000	9,974
Denway Motors Ltd.	28,000	14,894
Guangdong Investment Ltd.	8,000	4,328
Guangshen Railway Co., Ltd., Class H	20,000	8,011
Hang Lung Group Ltd.	9,000	47,757
Hang Lung Properties Ltd.	21,000	84,657
Hang Seng Bank Ltd.	8,200	114,272
Henderson Land Development Co., Ltd.	9,000	63,406
Hong Kong & China Gas Co., Ltd.	11,000	27,428
Hong Kong Electric Holdings Ltd.	3,000	17,793
Hong Kong Exchanges & Clearing Ltd.	2,500	41,730
Hopewell Holdings	7,500	22,217
Huaneng Power International, Inc., Class H	20,000	11,617
Hutchison Whampoa Ltd.	6,000	43,893
Hysan Development Co., Ltd.	4,825	13,951
Jiangsu Expressway Co., Ltd., Class H	10,000	9,441
Jiangxi Copper Co., Ltd., Class H	14,000	31,627
Lenovo Group Ltd.	20,000	13,807
Link (REIT)	20,965	51,682
Maanshan Iron & Steel Co., Ltd., Class H	18,000	10,432
MTR Corp., Ltd.	4,510	17,078
New World Development Co., Ltd.	25,979	50,859
PetroChina Co., Ltd., Class H	84,000	98,235
PICC Property & Casualty Co., Ltd., Class H (a)	24,000	24,451
Ping An Insurance Co. of China Ltd., Class H	6,000	51,698
Shanghai Industrial Holdings Ltd.	5,000	22,926

	Number of
Description	Shares	Value
China (continued)
Sino Land Co., Ltd.	16,072	$31,505
Sinopec Shangai Petrochemical Co., Ltd., Class H (a)	30,000	11,901
Sun Hung Kai Properties Ltd.	11,000	165,476
Swire Pacific Ltd., Class A	7,000	84,206
Television Broadcasts Ltd.	1,000	4,843
Wharf Holdings Ltd.	11,000	61,983
Wheelock & Co., Ltd.	9,000	26,545
Wing Hang Bank Ltd.	2,000	18,289
Yanzhou Coal Minining Co., Ltd., Class H	12,000	28,871
Zhejiang Expressway Co., Ltd., Class H	12,000	10,834
		2,693,075
Czech Republic 0.1%
CEZ AS	3,653	172,561
Komercni Banka AS	313	63,521
Telefonica O2 Czech Republic AS	2,296	53,618
		289,700
Denmark 0.3%
DSV A/S	2,500	44,677
Novo Nordisk A/S, Class B	3,920	304,181
Novozymes A/S, Class B	581	64,300
Vestas Wind Systems A/S (a)	2,842	154,428
		567,586
Finland 0.7%
Fortum Oyj	7,218	176,554
Kesko Oyj, Class B	9,488	373,428
Kone Oyj, Class B	2,000	82,660
Metso Corp. Oyj	6,164	199,061
Neste Oil Oyj	1,228	21,413
Nokia Oyj	17,810	277,355
Outokumpu Oyj	4,026	88,363
Rautaruukki Oyj	507	10,956

	Number of
Description	Shares	Value
Finland (continued)
Sampo Oyj, Class A	5,210	$138,205
Stora Enso Oyj, Class R	6,149	46,841
UPM-Kymmene Oyj	5,406	71,738
Wartsila Oyj	714	36,164
		1,522,738
France 2.2%
Air Liquide SA	1,717	206,119
Alcatel-Lucent - ADR (a)	6,923	21,600
Alcatel-Lucent SA (a)	6,048	19,123
Alstom SA	2,100	130,955
Atos Origin (a)	43	2,159
AXA SA	7,729	171,933
BNP Paribas	6,310	484,595
Bouygues SA	1,084	54,494
Cap Gemini SA	639	31,476
Carrefour SA	1,225	59,043
Casino Guichard-Perrachon SA	222	18,785
CNP Assurances	377	35,603
Compagnie de Saint-Gobain	1,076	51,738
Compagnie Generale de Geophysique-Veritas (a)	3,942	111,836
Compagnie Generale des Etablissements Michelin, Class B	1,465	107,958
Credit Agricole SA	5,454	95,469
Dassault Systemes SA	262	15,498
Essilor International SA	2,216	141,481
Eurazeo	184	12,781
Fonciere Des Regions (REIT)	174	19,165
Fonciere Des Regions (REIT) (warrants, expiring 12/31/10) (a)	174	195
France Telecom SA	5,702	136,430
GDF Suez	3,094	119,517

	Number of
Description	Shares	Value
France (continued)
Gecina SA (REIT)	140	$15,494
Hermes International	330	45,842
ICADE (REIT)	100	11,131
Imerys SA	200	12,329
Klepierre (REIT)	650	25,530
Lafarge SA	757	53,269
Lagardere SCA	1,070	43,298
L’Oreal SA	793	83,393
LVMH Moet Hennessy Louis Vuitton SA	1,058	123,665
Neopost SA	144	11,508
Peugeot SA (a)	1,629	47,965
PPR	218	29,023
Publicis Groupe	694	29,695
Renault SA (a)	1,642	76,957
Safran SA	630	16,423
Sanofi-Aventis SA	2,891	215,502
Schneider Electric SA	691	81,048
SCOR SE	894	22,580
Societe BIC SA	335	25,650
Societe Generale	3,434	215,975
Societe Television Francaise	2,121	39,347
Technip SA	2,875	233,764
Thales SA	481	19,308
Total SA, Class B	14,230	826,065
Unibail-Rodmaco SE (REIT)	608	123,179
Vallourec SA	431	86,912
Veolia Environnement	2,308	80,052
Vinci SA	920	54,221

	Number of
Description	Shares	Value
France (continued)
Vivendi	3,379	$90,433
		4,787,511
Germany 1.9%
Adidas AG	585	31,289
Allianz SE	2,131	267,187
BASF SE	2,333	144,697
Bayer AG	8,639	584,347
Beiersdorf AG	685	40,972
Celesio AG	471	15,058
Commerzbank AG (a)	938	8,033
Daimler AG	5,326	250,732
Deutsche Bank AG	6,265	482,578
Deutsche Boerse AG	534	39,582
Deutsche Lufthansa AG	683	11,328
Deutsche Post AG	2,494	43,269
Deutsche Postbank AG (a)	240	7,700
Deutsche Telekom AG	8,162	110,626
E.ON AG	6,907	255,007
Fresenius Medical Care AG & Co. KGaA	1,036	58,455
Hochtief AG	189	15,883
Linde AG	574	68,488
MAN AG	397	33,234
Merck AG	327	26,500
Metro AG	2,160	128,132
Muenchener Rueckversicherungs-Gesellschaft AG	979	158,873
Puma AG	55	17,424
RWE AG	1,711	151,599
SAP AG	5,294	256,411
Siemens AG	8,694	870,710
ThyssenKrupp AG	1,009	34,690

	Number of
Description	Shares	Value
Germany (continued)
Volkswagen AG	1,694	$1,052
Volkswagen AG (rights, expiring 04/09/10) (a)	1,023	98,793
		4,212,649
Hungary 0.3%
Magyar Telekom Telecommunications PLC	15,781	64,422
MOL Hungarian Oil and Gas Nyrt (a)	1,793	183,442
OTP Bank PLC Nyrt (a)	9,075	317,388
Richter Gedeon Nyrt	467	101,025
		666,277
Indonesia 1.6%
Aneka Tambang Tbk	180,500	47,607
Astra International Tbk	149,000	686,093
Bank Central Asia Tbk	784,500	474,174
Bank Danamon Indonesia Tbk	106,500	60,860
Bank Mandiri	404,000	237,529
Bank Rakyat Indonesia	342,000	310,072
Bumi Resources Tbk	1,099,000	271,746
Indocement Tunggal Prakarsa Tbk	64,000	100,225
Indofood Sukses Makmur Tbk	304,000	126,117
Indosat Tbk	61,500	37,172
International Nickel Indonesia Tbk	132,000	68,542
Perusahaan Gas Negara	563,500	263,188
Semen Gresik (Persero) Tbk	81,000	64,982
Telekomunikasi Indonesia, Class B	610,000	539,645
Unilever Indonesia Tbk	89,500	119,504
United Tractors Tbk	87,000	175,444
		3,582,900
Ireland 0.3%
Accenture PLC, Class A	3,500	146,825
Covidien PLC	3,850	193,578
Ingersoll-Rand PLC	5,600	195,272

	Number of
Description	Shares	Value
Ireland (continued)
Willis Group Holdings PLC	2,100	$65,709
		601,384
Isle Of Man 0.0%
Genting International PLC (a)	3,000	1,898

Israel 0.2%
Teva Pharmaceutical Industries Ltd. - ADR	6,700	422,636

Italy 0.7%
Assicurazioni Generali SpA	6,301	151,231
ENI SpA	25,660	602,004
Intesa Sanpaolo (a)	59,952	223,286
Mediobanca SpA (a)	1,509	16,213
Mediobanca SpA (warrants, expiring 03/18/11) (a)	1,935	245
Saipem SpA	7,208	278,922
UniCredit SpA (a)	66,556	196,643
		1,468,544
Japan 6.8%
77th Bank Ltd.	2,000	11,424
Acom Co., Ltd.	383	6,268
Advantest Corp.	1,600	40,013
Aeon Co., Ltd.	2,306	26,170
Aeon Credit Service Co., Ltd.	500	5,936
Aeon Mall Co., Ltd.	200	4,216
Aioi Insurance Co., Ltd.	1,000	5,156
Aisin Seiki Co., Ltd.	900	26,955
Ajinomoto Co., Inc.	2,800	27,733
Amada Co., Ltd.	1,527	12,805
Asahi Breweries Ltd.	2,900	54,377
Asahi Glass Co., Ltd.	7,600	85,601
Asahi Kasei Corp.	7,900	42,504
Astellas Pharma, Inc.	2,305	83,457

	Number of
Description	Shares	Value
Japan (continued)
Bank of Kyoto Ltd.	1,000	$9,210
Bank of Yokohama Ltd.	10,000	48,989
Benesse Corp.	404	17,501
Bridgestone Corp.	7,364	125,713
Canon, Inc.	11,204	518,915
Casio Computer Co., Ltd.	2,500	19,227
Central Japan Railway Co.	8	60,926
Chiba Bank Ltd.	5,000	29,896
Chubu Electric Power Co., Inc.	1,452	36,296
Chugai Pharmaceutical Co., Ltd.	1,658	31,177
Chuo Mitsui Trust Holdings, Inc.	13,536	50,820
Citizen Watch Co., Ltd.	3,200	21,872
Coca-Cola West Japan Co., Ltd.	400	6,542
Credit Saison Co., Ltd.	852	13,214
Dai Nippon Printing Co., Ltd.	2,300	31,072
Daicel Chemical Industries Ltd.	1,000	6,878
Daiichi Sankyo Co., Ltd.	5,400	101,138
Daikin Industries Ltd.	2,100	85,918
Dainippon Ink & Chemicals	6,000	12,964
DAITO Trust Construction Co., Ltd.	1,003	48,385
Daiwa House Industry Co., Ltd.	3,800	42,882
Daiwa Securities Group, Inc.	12,500	65,782
Denki Kagaku Kogyo KK	4,031	17,333
Denso Corp.	6,100	181,715
Dowa Mining Co., Ltd.	4,000	24,088
East Japan Railway Co.	1,900	132,100
Eisai Co., Ltd.	1,150	41,023
FamilyMart Co., Ltd.	503	16,006
Fanuc Ltd.	1,900	201,604
Fast Retailing Co., Ltd.	850	147,743
Fuji Electric Holdings Co., Ltd.	6,000	16,365

	Number of
Description	Shares	Value
Japan (continued)
Fuji Television Network, Inc.	8	$11,852
FUJIFILM Holdings Corp.	3,366	115,932
Fujitsu Ltd.	17,600	115,212
Fukuoka Financial Group, Inc.	4,000	16,986
Furukawa Electric Co., Ltd.	5,800	30,151
Gunma Bank Ltd.	1,000	5,530
Hachijuni Bank Ltd.	1,000	5,690
Hino Motors Ltd.	2,000	8,450
Hirose Electric Co., Ltd.	155	17,872
Hiroshima Bank Ltd.	2,000	8,450
Hitachi Construction Machinery Co., Ltd.	1,300	30,717
Hitachi Ltd. (a)	22,500	83,993
Hokkaido Electric Power Co., Inc.	700	13,432
Hokuhoku Financial Group, Inc.	8,000	17,542
Honda Motor Co., Ltd.	14,612	515,773
Hoya Corp.	2,800	76,941
Ibiden Co., Ltd.	1,300	44,775
IHI Corp.	8,040	14,706
Inpex Corp.	12	88,052
Isetan Mitsukoshi Holdings Ltd.	3,002	32,271
Ito En Ltd.	600	9,287
Itochu Corp.	9,026	79,070
Itochu Techno-Science Corp.	300	9,851
J Front Retailing Co., Ltd.	3,000	17,649
Japan Prime Realty Investment Corp. (REIT)	2	4,452
Japan Real Estate Investment Corp. (REIT)	4	34,100
Japan Retail Fund Investment Corp. (REIT)	12	14,119
Japan Tobacco, Inc.	51	189,838
JFE Holdings, Inc.	2,300	92,625
JGC Corp.	2,546	45,424
Joyo Bank Ltd.	10,000	44,604

	Number of
Description	Shares	Value
Japan (continued)
JSR Corp.	1,704	$35,596
Kajima Corp.	9,600	23,515
Kaneka Corp.	2,000	12,964
Kansai Electric Power Co., Inc.	2,000	45,823
Kao Corp.	2,645	67,052
Kawasaki Heavy Industries Ltd.	10,000	27,597
Kawasaki Kisen Kaisha Ltd. (a)	2,000	7,979
Keihin Electric Express Railway Co., Ltd.	3,000	24,644
Keio Corp.	500	3,375
Keyence Corp.	447	106,813
Kikkoman Corp.	500	5,851
Kintetsu Corp.	8,628	26,856
Kirin Brewery Co., Ltd.	5,626	82,985
Kobe Steel Ltd.	14,000	30,099
Komatsu Ltd.	9,800	205,455
Konami Co., Ltd.	950	18,321
Konica Minolita Holdings, Inc.	3,755	43,820
Koyo Seiko Co., Ltd.	1,000	11,809
Kubota Corp.	13,930	126,948
Kuraray Co., Ltd.	3,765	50,662
Kurita Water Industries Ltd.	800	22,633
Kyocera Corp.	1,200	116,932
Kyowa Hakko Kirin Co., Ltd.	3,020	31,172
Kyushu Electric Power Co., Inc.	952	20,722
Lawson, Inc.	403	17,199
Leopalace21 Corp. (a)	1,200	6,225
Mabuchi Motor Co., Ltd.	256	14,732
Makita Corp.	400	13,178
Marubeni Corp.	19,229	119,500
Marui Co., Ltd.	3,203	23,229
Matsui Securities Co., Ltd.	1,500	10,718

	Number of
Description	Shares	Value
Japan (continued)
MEIJI Holdings Co., Ltd.	300	$11,648
Minebea Co., Ltd.	4,000	24,345
Mitsubishi Chemical Holdings Corp.	10,000	51,128
Mitsubishi Corp.	12,831	336,249
Mitsubishi Electric Corp.	18,928	173,913
Mitsubishi Estate Co., Ltd.	5,500	90,010
Mitsubishi Heavy Industries Ltd.	22,526	93,246
Mitsubishi Logistics Corp.	1,000	12,429
Mitsubishi Materials Corp. (a)	12,000	34,528
Mitsubishi Rayon Co., Ltd. (a)	3,023	12,772
Mitsubishi Tokyo Financial Group, Inc.	54,501	285,651
Mitsubishi UFJ Lease & Finance Co., Ltd.	200	7,274
Mitsui & Co., Ltd.	8,831	148,396
Mitsui Chemicals, Inc.	3,000	9,081
Mitsui Fudosan Co., Ltd.	4,500	76,388
Mitsui Mining & Smelting Co., Ltd.	10,024	30,022
Mitsui O.S.K. Lines Ltd.	4,500	32,298
Mitsui Sumitomo Insurance Group Holdings, Inc.	1,650	45,799
Mizuho Financial Group, Inc.	163,900	324,329
Murata Manufacturing Co., Inc.	1,300	73,837
Namco Bandai Holdings, Inc.	300	2,923
NEC Corp.	16,600	49,894
NGK Insulators Ltd.	3,320	67,721
NGK Spark Plug Co., Ltd.	530	7,200
Nidec Corp.	702	75,238
Nikon Corp.	1,700	37,113
Nintendo Co., Ltd.	803	268,841
Nippon Building Fund, Inc. (REIT)	4	34,442
Nippon Electric Glass Co., Ltd.	5,500	77,479
Nippon Express Co., Ltd.	4,500	19,350
Nippon Meat Packers, Inc.	1,300	16,450

	Number of
Description	Shares	Value
Japan (continued)
Nippon Mining Holdings, Inc.	5,000	$23,371
Nippon Oil Corp.	10,100	50,884
Nippon Paper Group, Inc.	1,000	25,725
Nippon Sheet Glass Co., Ltd.	4,000	11,809
Nippon Steel Corp.	51,030	200,321
Nippon Telegraph & Telephone Corp. (NTT)	1,000	42,144
Nippon Yusen Kabushiki Kaisha	6,429	25,375
NIPPONKOA Insurance Co., Ltd.	1,000	6,279
Nishi-Nippon City Bank Ltd.	8,000	23,617
Nissan Motor Co., Ltd. (a)	12,704	108,845
Nisshin Seifun Group, Inc.	1,500	19,366
Nisshin Steel Co., Ltd.	3,000	6,257
Nisshinbo Industries, Inc.	572	5,923
Nissin Food Products Co., Ltd.	700	23,548
Nitto Denko Corp.	1,153	44,768
Nomura Holdings, Inc.	17,632	129,944
Nomura Real Estate Office Fund, Inc. (REIT)	1	5,616
Nomura Research, Inc.	1,167	26,588
NSK Ltd.	5,532	43,669
NTN Corp.	4,035	18,213
NTT Data Corp.	12	39,983
NTT Docomo, Inc.	21	31,986
NTT Urban Development Corp.	4	3,380
Obayashi Corp.	7,029	31,202
Obic Co., Ltd.	80	14,530
OJI Paper Co., Ltd.	9,600	42,101
Olympus Optical Co., Ltd.	1,300	41,716
Omron Corp.	2,004	46,515
Onward Kashiyama Co., Ltd.	546	4,257
Oracle Corp. Japan	300	13,911
Oriental Land Co., Ltd.	403	28,105

	Number of
Description	Shares	Value
Japan (continued)
ORIX Corp.	190	$16,848
Osaka Gas Co., Ltd.	5,218	18,698
Panasonic Corp.	17,800	272,264
Panasonic Electric Works Co., Ltd.	1,500	18,933
Promise Co., Ltd.	490	4,544
Resona Holdings, Inc.	3,100	39,193
Ricoh Co., Ltd.	6,955	108,614
Rohm Co., Ltd.	903	67,418
Sanyo Electric Co., Ltd. (a)	12,400	19,895
Sapporo Hokuyo Holdings, Inc.	1,000	4,567
Sapporo Holdings Ltd.	1,000	5,220
SBI Holdings, Inc.	65	12,828
Secom Co., Ltd.	643	28,130
Seiko Epson Corp.	1,167	18,125
Sekisui Chemical Co., Ltd.	3,524	23,898
Sekisui House Ltd.	4,824	48,194
Seven & I Holdings Co., Ltd.	6,200	149,811
Sharp Corp.	4,600	57,518
Shimamura Co., Ltd.	250	22,141
Shimano, Inc.	900	39,806
Shimizu Corp.	6,300	26,281
Shin-Etsu Chemical Co., Ltd.	3,801	220,766
Shinko Securities	8,000	25,329
Shinsei Bank Ltd.	8,000	9,669
Shionogi & Co., Ltd.	2,036	38,721
Shiseido Co., Ltd.	3,200	69,483
Shizuoka Bank Ltd.	4,000	34,870
Showa Denko K.K.	7,000	15,798
Showa Shell Sekiyu K.K.	2,050	13,858
SMC Corp.	503	68,275
Softbank Corp.	8,050	198,301

	Number of
Description	Shares	Value
Japan (continued)
Sompo Japan Insurance, Inc.	5,500	$38,592
Sony Corp.	6,697	256,447
Sony Financial Holdings, Inc.	3	9,851
Stanley Electric Co., Ltd.	950	18,423
Sumitomo Chemical Co., Ltd.	9,700	47,416
Sumitomo Corp.	5,500	63,242
Sumitomo Electric Industries Ltd.	4,000	49,032
Sumitomo Heavy Industries Ltd.	3,000	18,066
Sumitomo Metal Industries Ltd.	32,000	96,866
Sumitomo Metal Mining Co., Ltd.	8,000	119,029
Sumitomo Mitsui Financial Group, Inc.	10,800	356,958
Sumitomo Realty & Development Co., Ltd.	1,000	19,029
Sumitomo Trust & Banking Co., Ltd.	30,025	175,994
Suruga Bank Ltd.	1,000	8,942
Suzuki Motor Corp.	1,700	37,513
Taiheiyo Cement Corp. (a)	6,000	8,600
Taisei Corp.	12,000	26,441
Taisho Pharmaceutical Co.	616	11,201
Takashimaya Co., Ltd.	3,040	24,973
Takeda Pharmaceutical Co., Ltd.	6,455	284,119
T&D Holdings, Inc.	1,400	33,139
TDK Corp.	803	53,425
Teijin Ltd.	7,629	25,623
Terumo Corp.	1,650	87,892
THK Co., Ltd.	500	10,910
Tobu Railway Co., Ltd.	6,300	34,974
Toho Co., Ltd.	850	13,692
Tohoku Electric Power Co., Inc.	1,150	24,306
Tokio Marine Holdings, Inc.	8,004	225,420
Tokyo Broadcasting System, Inc.	600	9,088
Tokyo Electric Power Co., Inc.	2,950	78,633

	Number of
Description	Shares	Value
Japan (continued)
Tokyo Electron Ltd.	2,050	$135,950
Tokyo Gas Co., Ltd.	6,721	29,619
Tokyo Tatemono Co., Ltd.	3,000	10,782
Tokyu Corp.	4,800	20,075
Tokyu Land Corp.	1,000	3,819
TonenGeneral Sekiyu K.K.	2,500	21,099
Toppan Printing Co., Ltd.	3,300	29,791
Toray Industries, Inc.	8,000	46,722
Toshiba Corp. (a)	20,042	103,544
Tosoh Corp.	6,500	16,547
Tostem Inax Holdings Corp.	1,661	33,810
Toto Ltd.	2,800	19,078
Toyo Seikan Kaisha Ltd.	1,717	30,413
Toyoda Gosei Co., Ltd.	300	8,411
Toyota Boshoku Corp.	600	11,526
Toyota Industries Corp.	654	18,678
Toyota Motor Corp.	13,853	554,920
Trend Micro, Inc.	788	27,478
Uni-Charm Corp.	500	48,294
UNY Co., Ltd.	1,356	11,212
Ushio, Inc.	600	10,179
USS Co., Ltd.	345	23,433
West Japan Railway Co.	4	13,777
Yahoo! Japan Corp.	139	50,625
Yakult Honsha Co., Ltd.	929	25,061
Yamada Denki Co., Ltd.	650	47,973
Yamaha Corp.	1,104	14,253
Yamaha Motor Co., Ltd. (a)	900	13,487
Yamato Transport Co., Ltd.	2,818	39,607
Yamazaki Baking Co., Ltd.	500	6,188

	Number of
Description	Shares	Value
Japan (continued)
Yokogawa Electric Corp.	1,546	$13,461
		14,821,245
Jersey Channel Islands 0.3%
Experian PLC	2,945	28,982
Petrofac Ltd.	5,600	102,146
Shire PLC	68	1,500
WPP PLC	44,991	466,310
		598,938
Luxembourg 0.1%
ArcelorMittal	3,890	170,703

Malaysia 0.0%
YTL Corp. Bhd	574	1,320

Mexico 0.7%
America Movil SAB de CV, Class L	195,600	492,490
Carso Global Telecom SAB de CV, Class A1 (a)	10,600	54,124
Cemex SAB de CV (a)	87,600	89,912
Fomento Economico Mexicano SAB de CV, Class B	23,300	110,830
Grupo Bimbo SAB de CV, Class A	4,400	39,289
Grupo Carso SAB de CV, Class A1	9,900	37,874
Grupo Elektra SAB de CV	1,200	60,176
Grupo Financiero Banorte SAB de CV, Class O	18,227	80,847
Grupo Financiero Inbursa SAB de CV, Class O	11,600	40,344
Grupo Mexico SAB de CV, Class B	48,485	129,842
Grupo Modelo SAB de CV, Class C (a)	8,500	50,187
Grupo Televisa SA	15,400	65,069
Kimberly-Clark de Mexico SAB de CV, Class A	6,600	37,314
Telefonos de Mexico SAB de CV (Telmex), Class L	56,900	44,549
Telmex Internacional SAB de CV	72,700	70,208
Wal-Mart de Mexico SAB de CV, Class V	29,000	148,592
		1,551,647

	Number of
Description	Shares	Value
Netherlands 0.7%
Aegon NV (a)	6,105	$41,806
Akzo Nobel NV	1,770	100,874
ASML Holding NV	2,981	106,536
Corio NV (REIT)	397	26,507
European Aeronautic Defence and Space Co. NV	1,061	21,345
Fugro NV, CVA	1,788	116,860
Heineken NV	3,970	204,027
ING Groep NV, CVA (a)	5,361	53,524
James Hardie Industries NV (a)	10,826	72,124
Koninklijke DSM NV	1,166	51,994
Koninklijke KPN NV	4,137	65,543
Randstad Holding NV (a)	384	18,249
Reed Elsevier NV	2,408	29,265
Royal Philips Electronics NV	7,517	241,028
SBM Offshore NV	4,111	82,261
STMicroelectronics NV	3,363	33,476
TNT NV	2,361	67,700
Unilever NV, CVA	3,452	104,416
Wolters Kluwer NV	1,626	35,259
		1,472,794
Netherlands Antilles 0.4%
Schlumberger Ltd.	14,000	888,440

Norway 0.7%
DnB NOR ASA	16,051	183,380
Norsk Hydro ASA	26,040	198,481
Orkla ASA	17,400	153,851
Renewable Energy Corp., ASA (a)	4,700	21,985
StatoilHydro ASA	10,877	251,830
Telenor ASA (a)	23,621	320,341
Yara International ASA	9,662	419,437
		1,549,305

	Number of
Description	Shares	Value
Panama 0.0%
Carnival Corp.	400	$15,552

Philippines 0.2%
Ayala Land, Inc.	152,800	43,957
Banco de Oro Universal Bank	19,301	17,725
Bank of the Philippine Islands	38,880	38,716
Globe Telecom, Inc.	820	18,146
Manila Electric Co.	15,500	60,367
Philippine Long Distance Telephone Co.	1,510	80,863
PNOC Energy Development Corp.	222,750	24,646
SM Investments Corp.	4,536	37,139
SM Prime Holdings, Inc.	124,171	26,928
		348,487
Poland 1.6%
Asseco Poland SA	4,855	96,536
Asseco Poland SA (rights, expiring 02/02/10) (a)	4,855	0
Bank Handlowy w Warszawie SA (a)	792	22,180
Bank Pekao SA (a)	13,881	806,639
Bank Zachodni WBK SA (a)	6,207	447,392
BRE Bank SA (a)	212	19,288
Getin Holding SA (a)	6,687	25,165
Globe Trade Centre SA (a)	2,700	23,440
KGHM Polska Miedz SA	9,432	354,286
PBG SA (a)	200	15,088
Polski Koncern Naftowy Orlen SA (a)	30,542	414,839
Polskie Gornictwo Naftowe I Gazownictwo SA	23,700	30,366
Powszechna Kasa Oszczednosci Bank Polski SA	46,947	656,561
Telekomunikacja Polska SA	88,133	500,118
		3,411,898
Republic of Korea (South Korea) 2.1%
Amorepacific Corp.	45	32,732

	Number of
Description	Shares	Value
Republic of Korea (South Korea) (continued)
Cheil Industries, Inc.	700	$39,533
Daewoo Engineering & Construction Co., Ltd.	2,660	25,861
Doosan Heavy Industries & Construction Co., Ltd.	160	12,812
GS Engineering & Construction Corp.	480	41,363
Hana Financial Group, Inc.	1,960	60,717
Hyundai Development Co.	780	22,784
Hyundai Engineering & Construction Co., Ltd.	640	35,127
Hyundai Heavy Industries Co., Ltd.	581	121,700
Hyundai Mipo Dockyard Co., Ltd.	60	8,246
Hyundai Mobis	900	119,316
Hyundai Motor Co.	2,422	247,241
Hyundai Steel Co.	720	54,663
KB Financial Group, Inc.	5,400	260,586
Kia Motors Corp.	2,990	66,726
Korea Electric Power Corp. (a)	3,790	122,431
Korea Exchange Bank	3,970	47,368
Korean Air Lines Co., Ltd. (a)	190	11,167
KT Corp.	1,950	80,571
KT&G Corp.	1,540	85,204
LG Chem Ltd.	442	93,951
LG Display Co., Ltd.	2,510	88,625
LG Electronics, Inc.	1,454	147,784
LG Telecom Ltd.	790	5,390
Lotte Shopping Co., Ltd.	147	42,614
NHN Corp. (a)	540	85,908
POSCO	871	406,459
Samsung Corp.	1,840	99,038
Samsung Electro-Mechanics Co., Ltd.	930	94,525
Samsung Electronics Co., Ltd.	1,628	1,176,989
Samsung Engineering Co., Ltd.	160	16,545
Samsung Fire & Marine Insurance Co., Ltd.	545	87,425

	Number of
Description	Shares	Value
Republic of Korea (South Korea) (continued)
Samsung Heavy Industries Co., Ltd.	2,060	$47,975
Samsung SDI Co., Ltd.	510	64,006
Samsung Securities Co., Ltd. (a)	720	38,817
Samsung Techwin Co., Ltd.	200	15,007
Shinhan Financial Group Co., Ltd.	5,210	204,679
Shinsegae Co., Ltd.	202	95,515
SK Corp.	450	39,971
SK Energy Co., Ltd.	780	83,760
SK Telecom Co., Ltd.	566	86,792
S-Oil Corp.	630	31,738
Woongjin Coway Co., Ltd.	270	8,364
		4,558,025
Republic of Mauritius 0.0%
Golden Agri-Resources Ltd.	5,820	2,413

Russia 2.2%
Gazprom - ADR	38,400	901,248
Gazprom - ADR	22,650	528,424
LUKOIL - ADR	12,250	694,575
LUKOIL - ADR (a)	2,400	136,080
Mining & Mettallurgical Co. Norilsk Nickel - ADR (a)	28,582	526,195
Mobile TeleSystems - ADR	4,950	274,725
NovaTek OAO - GDR	2,289	166,639
Polyus Gold Co. - ADR	5,159	132,844
Rosneft Oil Co. - GDR (a)	37,050	293,807
Surgutneftegaz - ADR	24,800	245,768
Tatneft - ADR	9,109	285,112
Vimpel-Communications - ADR	14,650	269,707
VTB Bank OJSC - GDR	57,673	319,508
		4,774,632

	Number of
Description	Shares	Value
Singapore 0.1%
Ascendas (REIT)	1,000	$1,373
CapitaLand Ltd.	2,000	5,676
CapitaMall Trust (REIT)	1,000	1,265
City Developments Ltd.	1,000	7,577
ComfortDelGro Corp., Ltd.	2,000	2,230
DBS Group Holdings Ltd.	2,000	20,444
Flextronics International Ltd. (a)	9,600	75,264
Fraser & Neave Ltd.	1,000	3,431
Keppel Corp., Ltd.	1,000	6,519
Olam International Ltd.	16,000	29,622
Oversea-Chinese Banking Corp., Ltd.	3,000	18,678
SembCorp Industries Ltd.	1,000	2,952
SembCorp Marine Ltd.	1,000	2,995
Singapore Airlines Ltd. (a)	1,000	10,865
Singapore Exchange Ltd.	1,000	5,469
Singapore Press Holdings Ltd.	1,000	2,731
Singapore Technology Engineering Ltd.	2,000	4,561
Singapore Telecommunications Ltd.	9,000	20,394
United Overseas Bank Ltd.	1,000	13,739
Wilmar International Ltd.	1,000	4,789
		240,574
South Africa 0.8%
Anglo Platinum Ltd. (a)	900	91,437
AngloGold Ashanti Ltd.	1,800	68,689
ArcelorMittal South Africa Ltd. (a)	2,340	29,736
Bidvest Group Ltd. (a)	2,479	46,372
FirstRand Ltd.	35,300	97,897
Gold Fields Ltd.	4,400	55,697
Harmony Gold Mining Co., Ltd.	4,100	38,727
Impala Platinum Holdings Ltd.	7,200	211,539
Imperial Holdings Ltd.	1,700	23,407

	Number of
Description	Shares	Value
South Africa (continued)
Massmart Holdings Ltd.	2,300	$34,264
MTN Group Ltd.	11,500	176,832
Naspers Ltd., Class N	2,700	117,323
Nedbank Group Ltd.	2,700	51,896
Pretoria Portland Cement Co., Ltd.	3,610	16,950
Sanlam Ltd.	20,400	69,655
Sappi Ltd. (a)	2,900	12,900
Sasol Ltd.	7,300	303,405
Standard Bank Group Ltd.	13,956	219,579
Steinhoff International Holdings Ltd. (a)	8,000	21,967
Telkom South Africa Ltd.	2,100	9,846
Tiger Brands Ltd.	2,200	55,395
Truworths International Ltd.	4,100	29,440
Woolworths Holdings Ltd. (a)	7,600	23,508
		1,806,461
Spain 1.0%
Banco Bilbao Vizcaya Argentaria SA - ADR	11,975	163,938
Banco Bilbao Vizcaya Argentaria SA	11,179	152,952
Banco Popular Espanol SA	7,333	53,978
Banco Santander SA - ADR	150	1,990
Banco Santander SA	51,541	685,000
Criteria Caixacorp SA	3,668	18,177
Iberdrola SA	7,392	62,650
Repsol YPF SA (a)	7,169	169,740
Telefonica SA	35,558	842,384
		2,150,809
Sweden 1.1%
Alfa Laval AB	1,200	17,666
Assa Abloy AB, Class B	3,853	75,399
Atlas Copco AB, Class A	4,704	72,965
Atlas Copco AB, Class B	5,578	78,178

	Number of
Description	Shares	Value
Sweden (continued)
Electrolux AB, Class B	2,900	$66,269
Ericsson, Class B	40,908	431,141
Getinge AB, Class B	12,204	292,568
Hennes & Mauritz AB, Class B	3,608	234,401
Holmen AB, Class B	700	18,856
Husqvarna AB, Class B	2,900	21,086
Investor AB, Class B	5,251	100,721
Lundin Petroleum AB (a)	2,147	18,183
Nordea Bank AB	12,642	124,746
Sandvik AB	7,100	88,743
Securitas AB, Class B	4,767	50,835
Skanska AB, Class B	4,489	81,566
SSAB AB, Class B	2,773	49,848
Svenska Cellulosa AB, Class B	5,920	83,463
Svenska Handelsbanken AB, Class A	3,561	104,355
Tele2 AB, Class B	1,934	32,275
TeliaSonera AB	17,290	122,720
Volvo AB, Class A	6,075	60,156
Volvo AB, Class B	7,599	76,457
		2,302,597
Switzerland 3.0%
ABB Ltd. (a)	22,534	492,183
ACE Ltd.	3,100	162,130
Baloise Holding AG	282	25,007
Compagnie Financiere Richemont SA	3,486	134,990
Credit Suisse Group AG	6,572	338,760
Foster Wheeler AG (a)	3,700	100,418
Geberit AG	274	49,036
Givaudan SA	50	43,864
Holcim Ltd.	1,303	97,132
Julius Baer Group Ltd.	3,636	131,901

	Number of
Description	Shares	Value
Switzerland (continued)
Julius Baer Holding AG	3,636	$44,657
Logitech International SA (a)	1,793	29,504
Lonza Group AG	324	26,426
Nestle SA	29,605	1,516,189
Nobel Biocare Holding AG	6,361	170,125
Noble Corp. (a)	400	16,728
Novartis AG	11,519	622,161
Pargesa Holding SA	200	16,976
Roche Holding AG	3,460	561,134
Schindler Holding AG	730	64,249
Straumann AG	608	151,366
Swatch Group AG	235	74,931
Swatch Group AG	460	27,354
Swiss Life Holding (a)	130	17,076
Swiss Reinsurance	1,565	77,033
Swisscom AG	138	50,363
Syngenta AG	898	249,369
Transocean Ltd. (a)	5,628	486,147
Tyco Electronics Ltd.	3,950	108,546
Tyco International Ltd.	3,650	139,612
UBS AG (a)	17,661	287,092
Weatherford International Ltd. (a)	5,908	93,701
Zurich Financial Services AG	829	212,518
		6,618,678
Turkey 1.1%
Akbank TAS	50,811	328,083
Anadolu Efes Biracilik ve Malt Sanayii AS	16,871	177,853
BIM Birlesik Magazalar AS	3,007	156,517
Enka Insaat ve Sanayi AS	22,649	105,205
Eregli Demir ve Celik Fabrikalari TAS (a)	37,873	113,787
Haci Omer Sabanci Holding AS	24,881	106,557

	Number of
Description	Shares	Value
Turkey (continued)
Koc Holding AS	17,791	$60,954
Tupras-Turkiye Petrol Rafinerileri AS	7,367	167,459
Turk Telekomunikasyon AS	40,785	137,047
Turkcell Iletisim Hizmetleri AS	34,250	208,738
Turkiye Garanti Bankasi AS	72,459	338,962
Turkiye Halk Bankasi AS	15,924	115,410
Turkiye Is Bankasi AS, Class C	44,915	146,190
Turkiye Is Bankasi (Isbank) (a)	20,714	64,964
Turkiye Vakiflar Bankasi TAO, Class D	30,361	81,216
Yapi ve Kredi Bankasi AS (a)	32,652	83,042
		2,391,984
United Kingdom 6.0%
3i Group PLC	4,681	20,685
Admiral Group PLC	883	17,687
Amec PLC	8,961	108,651
Anglo American PLC (a)	7,930	345,850
Associated British Foods PLC	44	653
AstraZeneca PLC	7,857	350,417
Aviva PLC (a)	11,357	66,404
BAE Systems PLC	17,212	96,981
Balfour Beatty PLC	5,213	23,115
Barclays PLC	28,756	157,225
Berkeley Group Holdings PLC (a)	616	7,609
BG Group PLC	21,809	377,450
BHP Billiton PLC	3,731	127,956
BP PLC	183,364	1,734,640
British Airways PLC (a)	4,367	16,103
British American Tobacco PLC	13,146	453,143
British Land Co. PLC (REIT)	6,577	48,017
British Sky Broadcasting Group PLC	13,174	120,349
BT Group PLC	48,938	92,012

	Number of
Description	Shares	Value
United Kingdom (continued)
Bunzl PLC	2,273	$24,869
Burberry Group PLC	3,181	34,490
Cable & Wireless Communications PLC	356	299
Cable & Wireless Worldwide PLC (a)	356	497
Cairn Energy PLC (a)	180	1,139
Capita Group PLC	1,182	13,569
Centrica PLC	21,450	95,666
Cobham PLC	6,180	24,102
Diageo PLC	14,979	251,401
Drax Group PLC	86	488
Firstgroup PLC	2,368	12,900
G4S PLC	2,171	8,615
GlaxoSmithKline PLC	27,664	531,258
Hammerson PLC (REIT)	5,254	31,366
Home Retail Group PLC	2,806	11,539
HSBC Holdings PLC	132,060	1,338,678
ICAP PLC	2,360	13,387
Imperial Tobacco Group PLC	6,104	186,183
International Power PLC	3,163	15,307
Invensys PLC	1,907	9,859
Investec PLC	2,276	18,616
J Sainsbury PLC	6,738	33,497
Johnson Matthey PLC	1,330	35,239
Kingfisher PLC	4,702	15,298
Land Securities Group PLC (REIT)	5,794	59,612
Legal & General Group PLC	36,514	48,788
Liberty International PLC (REIT)	3,414	26,085
Lloyds TSB Group PLC (a)	45,777	43,604
London Stock Exchange PLC	167	1,801
Lonmin PLC (a)	23	711
Man Group PLC	23,796	87,207

	Number of
Description	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	5,953	$33,434
National Grid PLC	22,213	216,238
Next PLC	927	30,441
Old Mutual PLC	26,270	48,834
Pearson PLC	6,282	98,761
Prudential Corp., PLC	11,796	98,005
Reckitt Benckiser Group PLC	8,893	488,118
Reed Elsevier PLC	8,565	68,301
Rexam PLC	3,369	14,974
Rio Tinto Corp., PLC	6,333	375,283
Rolls-Royce Group PLC (a)	11,685	105,594
Royal Bank of Scotland Group PLC (a)	84,099	56,153
Royal Dutch Shell PLC, Class A	34,537	1,001,028
Royal Dutch Shell PLC, Class B	17,026	469,070
RSA Insurance Group PLC	17,875	34,585
SABMiller PLC	5,017	147,089
Sage Group PLC	7,579	27,499
Schroders PLC	1,397	29,828
Scottish & Southern Energy PLC	7,146	119,393
Segro PLC (REIT)	5,274	25,579
Serco Group PLC	791	7,214
Severn Trent PLC	2,349	42,597
Smith & Nephew PLC	27,992	278,867
Smiths Group PLC	3,037	52,354
Standard Chartered PLC	28,412	774,995
Standard Life PLC	10,036	30,505
Tesco PLC	29,244	193,243
Tomkins PLC	5,994	21,466
Tullow Oil PLC	88	1,669
Unilever PLC	6,162	180,939
United Utilities Group PLC	1,439	12,207

	Number of
Description	Shares	Value
United Kingdom (continued)
Vedanta Resources PLC	20	$843
Vodafone Group PLC	304,222	701,718
William Morrison Supermarkets PLC	206	918
Wolseley PLC (a)	362	8,745
Xstrata PLC	8,621	163,333
		13,100,837
United States 33.8%
3M Co.	4,600	384,422
Abbott Laboratories	12,600	663,768
Adobe Systems, Inc. (a)	7,600	268,812
AES Corp. (a)	6,500	71,500
Aetna, Inc.	3,900	136,929
Aflac, Inc.	3,300	179,157
AGCO Corp. (a)	1,685	60,441
Agilent Technologies, Inc. (a)	3,704	127,381
Air Products & Chemicals, Inc.	1,600	118,320
Alcoa, Inc.	6,900	98,256
Allstate Corp.	4,800	155,088
Altera Corp.	3,600	87,516
Altria Group, Inc.	11,917	244,537
Amazon.com, Inc. (a)	2,500	339,325
AMB Property Corp. (REIT)	700	19,068
Ameren Corp.	2,300	59,984
American Electric Power Co., Inc.	3,000	102,540
American Express Co.	3,900	160,914
American Tower Corp., Class A (a)	3,500	149,135
Ameriprise Financial, Inc.	1,900	86,184
Amgen, Inc. (a)	12,000	717,120
Anadarko Petroleum Corp.	8,600	626,338
Analog Devices, Inc.	3,500	100,870
Annaly Capital Management, Inc. (REIT)	2,300	39,514

	Number of
Description	Shares	Value
United States (continued)
AOL, Inc. (a)	1,279	$32,333
Aon Corp.	2,800	119,588
Apache Corp.	4,570	463,855
Apollo Group, Inc., Class A (a)	200	12,258
Apple, Inc. (a)	6,000	1,409,580
Applied Materials, Inc.	25,000	337,000
Archer-Daniels-Midland Co.	3,300	95,370
AT&T, Inc.	29,955	774,037
Autodesk, Inc. (a)	2,200	64,724
Automatic Data Processing, Inc.	5,100	226,797
AvalonBay Communities, Inc. (REIT)	400	34,540
Avery Dennison Corp.	1,000	36,410
Avon Products, Inc.	6,300	213,381
Baker Hughes, Inc.	3,500	163,940
Bank of America Corp.	59,050	1,054,042
Bank of New York Mellon Corp.	10,605	327,482
Baxter International, Inc.	4,300	250,260
BB&T Corp.	6,700	217,013
Becton Dickinson & Co.	2,200	173,206
Bed Bath & Beyond, Inc. (a)	3,500	153,160
Berkshire Hathaway, Inc., Class A (a)	4	487,200
Berkshire Hathaway, Inc., Class B (a)	4,449	361,570
Best Buy Co., Inc.	400	17,016
Biogen Idec, Inc. (a)	4,035	231,448
BJ Services Co.	2,200	47,080
BMC Software, Inc. (a)	3,000	114,000
Boeing Co.	4,600	334,006
Boston Properties, Inc. (REIT)	600	45,264
Boston Scientific Corp. (a)	9,852	71,131
Bristol-Myers Squibb Co.	18,500	493,950
Broadcom Corp., Class A	4,600	152,628

	Number of
Description	Shares	Value
United States (continued)
CA, Inc.	6,292	$147,673
Cablevision Systems Corp., Class A	3,100	74,834
Campbell Soup Co.	2,400	84,840
Capital One Financial Corp.	846	35,033
Cardinal Health, Inc.	4,000	144,120
CareFusion Corp. (a)	2,050	54,181
Caterpillar, Inc.	4,900	307,965
CBS Corp., Class B	9,811	136,765
CenturyTel, Inc.	808	28,652
Charles Schwab Corp.	14,700	274,743
Chesapeake Energy Corp.	2,900	68,556
Chevron Corp.	18,465	1,400,201
Chubb Corp.	100	5,185
CIGNA Corp.	2,700	98,766
Cincinnati Financial Corp.	2,100	60,690
Cintas Corp.	1,400	39,326
Cisco Systems, Inc. (a)	54,500	1,418,635
Citigroup, Inc. (a)	103,000	417,150
Citrix Systems, Inc. (a)	1,600	75,952
Clorox Co.	2,000	128,280
CME Group, Inc.	200	63,222
Coca-Cola Co.	10,700	588,500
Cognizant Technology Solutions Corp., Class A (a)	1,900	96,862
Comcast Corp., Class A	18,194	342,411
Comerica, Inc.	3,500	133,140
Computer Sciences Corp. (a)	2,000	108,980
ConAgra Foods, Inc.	6,000	150,420
Consol Energy, Inc.	2,300	98,118
Consolidated Edison, Inc.	2,700	120,258
Constellation Energy Group, Inc.	2,000	70,220
Corning, Inc.	11,850	239,489

	Number of
Description	Shares	Value
United States (continued)
Costco Wholesale Corp.	2,600	$155,246
Coventry Health Care, Inc. (a)	252	6,229
CSX Corp.	2,100	106,890
CVS Caremark Corp.	13,888	507,745
Danaher Corp.	4,900	391,559
Deere & Co.	6,600	392,436
Dell, Inc. (a)	16,000	240,160
Devon Energy Corp.	6,346	408,873
DIRECTV, Class A (a)	4,196	141,867
Discovery Communications, Inc., Class A (a)	1,484	50,144
Discovery Communications, Inc., Class C (a)	1,484	43,644
Dominion Resources, Inc.	5,100	209,661
Dover Corp.	4,400	205,700
Dow Chemical Co.	5,066	149,802
D.R. Horton, Inc.	1,100	13,860
Dr. Pepper Snapple Group, Inc.	1,389	48,851
DTE Energy Co.	2,000	89,200
Du Pont (E.I.) de Nemours & Co.	4,150	154,546
Duke Energy Corp.	9,316	152,037
Dun & Bradstreet Corp.	600	44,652
Eaton Corp.	2,300	174,271
eBay, Inc. (a)	9,100	245,245
Ecolab, Inc.	2,800	123,060
Edison International, Inc.	2,800	95,676
Electronic Arts, Inc. (a)	3,600	67,176
Eli Lilly & Co.	7,700	278,894
EMC Corp. (a)	16,430	296,397
Emerson Electric Co.	6,100	307,074
Entergy Corp.	1,700	138,295
EOG Resources, Inc.	2,100	195,174
Equifax, Inc.	1,300	46,540

	Number of
Description	Shares	Value
United States (continued)
Equity Residential (REIT)	1,400	$54,810
Exelon Corp.	4,500	197,145
Express Scripts, Inc. (a)	600	61,056
Exxon Mobil Corp.	51,111	3,423,415
Federal Realty Investment Trust (REIT)	300	21,843
FedEx Corp.	2,500	233,500
Fifth Third Bancorp	6,000	81,540
First Solar, Inc. (a)	500	61,325
FirstEnergy Corp.	2,800	109,452
Fiserv, Inc. (a)	2,100	106,596
Fluor Corp.	3,300	153,483
Fortune Brands, Inc.	200	9,702
FPL Group, Inc.	2,700	130,491
Franklin Resources, Inc.	300	33,270
Freeport-McMoRan Copper & Gold, Inc.	2,609	217,956
FTI Consulting, Inc. (a)	500	19,660
GameStop Corp., Class A (a)	1,400	30,674
Gap, Inc.	3,125	72,219
General Dynamics Corp.	2,500	193,000
General Electric Co.	61,242	1,114,604
General Mills, Inc.	2,800	198,212
Genzyme Corp. (a)	2,200	114,026
Gilead Sciences, Inc. (a)	5,200	236,496
Goldman Sachs Group, Inc.	4,000	682,520
Google, Inc., Class A (a)	1,900	1,077,319
Halliburton Co.	10,600	319,378
Harley-Davidson, Inc.	3,300	92,631
HCP, Inc. (REIT)	1,400	46,200
Health Care, Inc. (REIT)	500	22,615
Hewlett-Packard Co.	19,200	1,020,480
HJ Heinz Co.	3,700	168,757

	Number of
Description	Shares	Value
United States (continued)
Home Depot, Inc.	4,900	$158,515
Honeywell International, Inc.	5,600	253,512
Hospira, Inc. (a)	1,580	89,507
Host Hotels & Resorts, Inc. (REIT)	3,267	47,862
H&R Block, Inc.	4,800	85,440
IBM Corp.	10,900	1,397,925
Illinois Tool Works, Inc.	8,000	378,880
Intel Corp.	44,600	992,796
IntercontinentalExchange, Inc. (a)	200	22,436
International Game Technology	3,400	62,730
International Paper Co.	4,765	117,267
Intuit, Inc. (a)	3,000	103,020
Iron Mountain, Inc.	1,800	49,320
ITT Corp.	600	32,166
Jacobs Engineering Group, Inc. (a)	2,500	112,975
J.C. Penney Co., Inc.	400	12,868
Johnson & Johnson	21,600	1,408,320
Johnson Controls, Inc.	5,400	178,146
JPMorgan Chase & Co.	33,579	1,502,660
Juniper Networks, Inc. (a)	5,000	153,400
KeyCorp	6,200	48,050
Kimberly-Clark Corp.	4,100	257,808
Kimco Realty Corp. (REIT)	1,900	29,716
KLA-Tencor Corp.	4,300	132,956
Kohl’s Corp. (a)	1,400	76,692
Kraft Foods, Inc., Class A	8,767	265,114
Kroger Co.	2,200	47,652
L-3 Communications Holdings, Inc.	300	27,489
Laboratory Corp. of America Holdings (a)	1,300	98,423
Lam Research Corp. (a)	3,200	119,424
Liberty Global, Inc., Class A (a)	2,024	59,020

	Number of
Description	Shares	Value
United States (continued)
Liberty Global, Inc., Class C (a)	2,024	$58,473
Liberty Media Corp. - Interactive, Class A (a)	6,099	93,376
Liberty Media Corp. - Starz, Ser A (a)	419	22,911
Liberty Property Trust (REIT)	700	23,758
Life Technologies Corp. (a)	1,470	76,837
Limited Brands, Inc.	3,800	93,556
Linear Technology Corp.	3,100	87,668
Lockheed Martin Corp.	2,400	199,728
Lowe’s Cos., Inc.	6,300	152,712
LSI Corp. (a)	6,000	36,720
M & T Bank Corp.	800	63,504
Macy’s, Inc.	3,778	82,247
Madison Square Garden, Inc. (MSG), Class A (a)	775	16,841
Manpower, Inc.	800	45,696
Marathon Oil Corp.	6,800	215,152
Marriott International, Inc., Class A	403	12,703
Marsh & McLennan Cos., Inc.	4,800	117,216
Marshall & Ilsley Corp.	3,498	28,159
Masco Corp.	5,900	91,568
McDonald’s Corp.	4,900	326,928
McKesson Corp.	2,583	169,755
MeadWestvaco Corp.	3,600	91,980
Medco Health Solutions, Inc. (a)	3,646	235,386
Medtronic, Inc.	7,700	346,731
MEMC Electronic Materials, Inc. (a)	4,200	64,386
Merck & Co., Inc.	15,800	590,130
MetLife, Inc.	5,400	234,036
Microchip Technology, Inc.	2,000	56,320
Micron Technology, Inc. (a)	6,700	69,613
Microsoft Corp.	87,600	2,564,052
Monsanto Co.	6,667	476,157

	Number of
Description	Shares	Value
United States (continued)
Moody’s Corp.	1,900	$56,525
Mosaic Co.	1,500	91,155
Motorola, Inc. (a)	21,700	152,334
National Semiconductor Corp.	2,900	41,905
National-Oilwell Varco, Inc.	934	37,902
NetApp, Inc. (a)	3,600	117,216
Newmont Mining Corp.	10,400	529,672
News Corp., Class A	21,945	316,227
News Corp., Class B	15,548	264,471
NII Holdings, Inc., Class B (a)	600	24,996
NiSource, Inc.	4,449	70,294
Noble Energy, Inc.	400	29,200
Norfolk Southern Corp.	2,500	139,725
Northern Trust Corp.	3,600	198,936
Northrop Grumman Corp.	2,600	170,482
Nucor Corp.	2,700	122,526
NVIDIA Corp. (a)	4,500	78,210
NYSE Euronext	500	14,805
Occidental Petroleum Corp.	7,700	650,958
Omnicom Group, Inc.	4,900	190,169
Oracle Corp.	39,514	1,015,115
PACCAR, Inc.	2,862	124,039
Parker Hannifin Corp.	3,700	239,538
Paychex, Inc.	3,900	119,730
Peabody Energy Corp.	3,300	150,810
PepsiCo, Inc.	9,600	635,136
Pfizer, Inc.	58,486	1,003,035
PG&E Corp.	3,000	127,260
Philip Morris International, Inc.	11,917	621,591
Pitney Bowes, Inc.	2,100	51,345
Plum Creek Timber Co., Inc. (REIT)	800	31,128

	Number of
Description	Shares	Value
United States (continued)
PNC Financial Services Group, Inc.	4,200	$250,740
PPG Industries, Inc.	600	39,240
PPL Corp.	3,000	83,130
Praxair, Inc.	2,900	240,700
Principal Financial Group, Inc.	2,800	81,788
Procter & Gamble Co.	24,077	1,523,352
Progress Energy, Inc.	2,700	106,272
Progressive Corp.	5,900	112,631
ProLogis (REIT)	2,200	29,040
Prudential Financial, Inc.	3,300	199,650
Public Service Enterprise Group, Inc.	3,200	94,464
Public Storage (REIT)	600	55,194
Pulte Homes, Inc. (a)	200	2,250
QUALCOMM, Inc.	12,500	524,875
Quest Diagnostics, Inc.	1,600	93,264
Qwest Communications International, Inc.	6,100	31,842
Range Resources Corp.	500	23,435
Raytheon Co.	3,600	205,632
Regency Centers Corp. (REIT)	400	14,988
Regions Financial Corp.	8,500	66,725
Republic Services, Inc.	3,100	89,962
Robert Half International, Inc.	1,500	45,645
Rockwell Automation, Inc.	2,400	135,264
Rockwell Collins, Inc.	1,700	106,403
R.R. Donnelley & Sons Co.	2,000	42,700
Safeway, Inc.	1,800	44,748
Saint Jude Medical, Inc. (a)	2,800	114,940
SanDisk Corp. (a)	1,700	58,871
Sara Lee Corp.	7,400	103,082
Sears Holdings Corp. (a)	100	10,843
Sempra Energy	2,100	104,790

	Number of
Description	Shares	Value
United States (continued)
Sherwin-Williams Co.	500	$33,840
Simon Property Group, Inc. (REIT)	1,215	101,939
SLM Corp. (a)	2,823	35,344
Southern Co.	5,500	182,380
Southwest Airlines Co.	2,900	38,338
Southwestern Energy Co. (a)	800	32,576
Spectra Energy Corp.	11,408	257,022
Sprint Nextel Corp. (a)	10,500	39,900
SPX Corp.	1,000	66,320
Staples, Inc.	4,275	99,992
Starbucks Corp.	4,100	99,507
Starwood Hotels & Resorts Worldwide, Inc.	4,400	205,216
State Street Corp.	3,100	139,934
Stericycle, Inc. (a)	700	38,150
Stryker Corp.	2,100	120,162
Sunoco, Inc.	400	11,884
SunTrust Banks, Inc.	3,700	99,123
SUPERVALU, Inc.	255	4,253
Synopsys, Inc. (a)	1,200	26,844
Synthes, Inc.	2,766	345,225
Sysco Corp.	400	11,800
T. Rowe Price Group, Inc.	1,013	55,644
Target Corp.	2,500	131,500
Texas Instruments, Inc.	11,700	286,299
Textron, Inc.	2,700	57,321
Thermo Fisher Scientific, Inc. (a)	548	28,189
Time Warner Cable, Inc.	2,202	117,389
Time Warner, Inc.	14,067	439,875
TJX Cos., Inc.	2,700	114,804
Travelers Cos., Inc.	969	52,268
Tyson Foods, Inc., Class A	338	6,473

	Number of
Description	Shares	Value
United States (continued)
Union Pacific Corp.	3,100	$227,230
United Parcel Service, Inc., Class B	5,000	322,050
United Technologies Corp.	6,300	463,743
UnitedHealth Group, Inc.	7,254	236,988
Unum Group	3,900	96,603
U.S. Bancorp	7,300	188,924
Valero Energy Corp.	5,644	111,187
Ventas, Inc. (REIT)	800	37,984
VeriSign, Inc. (a)	2,900	75,429
Verizon Communications, Inc.	18,800	583,176
Viacom, Inc., Class B (a)	7,311	251,352
Visa, Inc., Class A	5,000	455,150
Vornado Realty Trust (REIT)	906	68,584
Vulcan Materials Co.	1,450	68,498
Walgreen Co.	3,800	140,942
Wal-Mart Stores, Inc.	12,100	672,760
Walt Disney Co.	16,000	558,560
Washington Post Co., Class B	300	133,254
Waste Management, Inc.	3,800	130,834
Waters Corp. (a)	600	40,524
WellPoint, Inc. (a)	3,500	225,330
Wells Fargo & Co.	12,300	382,776
Western Union Co.	7,751	131,457
Weyerhaeuser Co.	2,550	115,439
Williams Cos., Inc.	3,800	87,780
Windstream Corp.	1,611	17,544
WR Berkley Corp.	3,500	91,315
Xcel Energy, Inc.	4,500	95,400
Xerox Corp.	14,928	145,548
Xilinx, Inc.	3,800	96,900
XTO Energy, Inc.	4,182	197,307

	Number of
Description	Shares	Value
United States (continued)
Yahoo!, Inc. (a)	13,400	$221,502
Yum! Brands, Inc.	3,300	126,489
Zimmer Holdings, Inc. (a)	2,260	133,792
		73,640,979

Total Common Stocks 81.9%		178,523,379

Preferred Stocks 2.7%
Brazil 2.5%
All America Latina Logistica SA	5,400	49,495
Ambev	5,624	515,485
Banco Bradesco SA	30,600	564,388
Bradespar SA	4,465	110,348
CEMIG	8,115	134,706
Companhia Vale do Rio Doce	29,322	816,996
Electrobras SA	7,752	138,881
Gerdau SA (a)	13,710	222,802
Itau Unibanco Banco Multiplo SA	42,786	938,316
Itausa-Investimentos Itau SA	46,212	316,508
Metalurgica Gerdau SA (a)	6,200	127,183
Petroleo Brasileiro SA	54,662	1,087,799
Tele Norte Leste Participacoes SA	9,015	159,734
Usinas Siderurgicas de Minas Gerais SA, Class A	5,144	176,215
		5,358,856
Germany 0.1%
Henkel AG & Co., KGaA	842	45,331
Porsche, Automobil Holdings SE	1,759	107,350
RWE AG	108	8,882
Volkswagen AG	671	61,537
		223,100

	Number of
Description	Shares	Value
Republic of Korea (South Korea) 0.1%
Samsung Electronics Co., Ltd.	286	$135,992

Total Preferred Stocks 2.7%		5,717,948

Investment Company 0.0%
Canada 0.0%
Bell Aliant Regional Communications Income Fund	456	11,408

Total Long-Term Investments 84.6% (Cost $170,312,113)		184,252,735

Repurchase Agreements 14.4%
Banc of America Securities ($5,429,567 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $5,429,568)		5,429,567
JPMorgan Chase & Co. ($26,020,288 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $26,020,296)		26,020,288
State Street Bank & Trust Co. ($1,145 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $1,145)		1,145

Total Repurchase Agreements 14.4% (Cost $31,451,000)		31,451,000

Total Investments 99.0% (Cost $201,763,113)		215,703,735

Foreign Currency 1.1% (Cost $2,624,260)		2,486,806

Liabilities in Excess of Other Assets (0.1%)		(239,922)

Net Assets 100.0%		$217,950,619

Percentages are calculated as a percentage of net assets.

(a)           Non-income producing security.

ADR - American Depositary Receipt

CVA - Certification Van Aandelen

GDR - Global Depositary Receipt

REIT - Real Estate Investment Trust

Forward foreign currency contracts outstanding as of March 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Long Contracts:
Australian Dollar
485,102 expiring 04/15/10	US $	$444,719	$2,425
Euro
1,551,679 expiring 04/15/10	US $	2,095,794	(39,378)
1,446,437 expiring 04/15/10	US $	1,953,648	(36,128)
318,191 expiring 04/15/10	US $	429,768	(8,021)
2,294,203 expiring 04/15/10	US $	3,098,693	(59,552)
			(143,079)
Japanese Yen
1,401,241,784 expiring 04/15/10	US $	14,988,950	(532,803)
401,659,428 expiring 04/15/10	US $	4,296,513	(146,917)
129,661,652 expiring 04/15/10	US $	1,386,978	(47,141)
77,816,021 expiring 04/15/10	US $	832,391	(27,455)
			(754,316)
Swiss Franc
368,950 expiring 04/15/10	US $	349,942	620
Total Long Contracts			$(894,350)

Short Contracts:
Australian Dollar
4,004,301 expiring 04/15/10	US $	$3,670,959	$(54,875)
Euro
3,128,861 expiring 04/15/10	US $	4,226,036	(46,346)
1,371,394 expiring 04/15/10	US $	1,852,291	26,588

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation
Short Contracts: (continued)
Euro (continued)
4,034,642 expiring 04/15/10	US $	$5,449,439	$102,349
315,929 expiring 04/15/10	US $	426,713	7,237
			89,828
Japanese Yen
196,632,480 expiring 04/15/10	US $	2,103,359	73,440
240,650,633 expiring 04/15/10	US $	2,574,217	87,053
154,063,665 expiring 04/15/10	US $	1,648,004	55,674
1,100,741,997 expiring 04/15/10	US $	11,774,533	405,859
			622,026
Total Short Contracts			$656,979
Total Forward Foreign Currency Contracts			$(237,371)

Futures contracts outstanding as of March 31, 2010:

		Unrealized
	Number of	Appreciation/
	Contracts	Depreciation
Long Contracts:
DAX Index, June 2010 (Current Notional Value of $207,752 per contract)	23	$153,661
Dow Jones Euro Stock Index, June 2010 (Current Notional Value of $38,577 per contract)	14	6,157
Hang Seng China Ent Index, April 2010 (Current Notional Value of $79,816 per contract)	93	380,935
MSCI Taiwan Index, April 2010 (Current Notional Value of $28,220 per contract)	132	87,001
OMX Stockholm 30 Index, April 2010 (Current Notional Value of $14,138 per contract)	94	17,632
S&P 500 E Mini index, June 2010 (Current Notional Value of $58,260 per contract)	170	117,840
SGX CNX NIFTY Index, April 2010 (Current Notional Value of $10,528 per contract)	242	15,484
SGX MSCI Singapore Index, April 2010 (Current Notional Value of $48,639 per contract)	24	(8,738)

		Unrealized
		Appreciation/
Futures Contracts	Contracts	Depreciation
Long Contracts: (continued)
TOPIX Index, June 2010 (Current Notional Value of $104,613 per contract)	23	$150,150
Total Long Contracts	815	920,122

Security Valuation Equity securities listed on a U.S. exchange are valued at the latest quoted sale price. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Listed and unlisted securities not traded on the valuation date for which market quotations are readily available are valued at the average between the bid and asked prices obtained from reputable brokers. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued using quoted foreign exchange rates. Investments in open-end investment companies are valued at their net asset value each business day. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors. All other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith using procedures approved by the Board of Directors. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-trade securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ACS 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value

Investments	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total	Percent of Net Assets**
Investments in an Asset Position
Common and Preferred Stocks
Advertising	$686,174	—	—	$686,174	0.3%
Aerospace & Defense	2,395,100	—	—	2,395,100	1.1%
Agricultural Products	159,025	—	—	159,025	0.1%
Air Freight & Logistics	748,646	—	—	748,646	0.3%
Airlines	110,692	—	—	110,692	0.1%
Airport Services	4,781	—	—	4,781	0.0%*
Alternative Carriers	299	—	—	299	0.0%*
Aluminum	159,356	—	—	159,356	0.1%
Apparel Retail	901,826	—	—	901,826	0.4%
Apparel, Accessories & Luxury Goods	516,351	—	—	516,351	0.2%
Application Software	866,238	—	—	866,238	0.4%
Asset Management & Custody Banks	1,269,706	—	—	1,269,706	0.6%
Auto Parts & Equipment	638,438	—	—	638,438	0.3%
Automobile Manufacturers	2,876,390	—	—	2,876,390	1.3%
Automotive Retail	23,433	—	—	23,433	0.0%*
Biotechnology	1,358,595	—	—	1,358,595	0.6%
Brewers	1,498,231	—	—	1,498,231	0.7%
Broadcasting - Diversified	343,547	—	—	343,547	0.2%
Broadcasting & Cable TV	1,133,162	—	—	1,133,162	0.5%
Building Products	503,957	—	—	503,957	0.2%
Casinos & Gaming	82,262	—	—	82,262	0.0%*
Catalog Retail	104,915	—	—	104,915	0.0%*
Coal & Consumable Fuels	642,642	—	—	642,642	0.3%
Commercial Printing	103,563	—	—	103,563	0.0%*
Commodity Chemicals	340,060	—	—	340,060	0.2%
Communications Equipment	3,534,314	—	—	3,534,314	1.6%
Computer & Electronics Retail	155,839	—	—	155,839	0.1%

Computer Hardware	4,350,602	—	—	4,350,602	2.0%*
Computer Storage & Peripherals	521,939	—	—	521,939	0.2%
Construction & Engineering	1,113,678	—	—	1,113,678	0.5%
Construction & Farm Machinery & Heavy Trucks	1,822,388	—	—	1,822,388	0.8%
Construction Materials	657,560	—	—	657,560	0.3%
Consumer Electronics	773,136	—	—	773,136	0.4%
Consumer Finance	366,903	—	—	366,903	0.2%
Data Processing & Outsourced Services	1,198,030	—	—	1,198,030	0.5%
Department Stores	439,792	—	—	439,792	0.2%
Distillers & Vintners	251,401	—	—	251,401	0.1%
Distributors	41,974	—	—	41,974	0.0%*
Diversified Banks	18,194,488			18,194,488	8.3%
Diversified Capital Markets	1,446,554	—	—	1,446,554	0.7%
Diversified Chemicals	1,567,273	—	—	1,567,273	0.7%
Diversified Commercial & Professional Services	313,092	—	—	313,092	0.1%
Diversified Metals & Mining	5,981,933	—	—	5,981,933	2.7%
Diversified REIT’s	186,384	—	—	186,384	0.1%
Drug Retail	738,919	—	—	738,919	0.3%
Education Services	29,759	—	—	29,759	0.0%*
Electric Utilities	2,965,294	—	—	2,965,294	1.4%
Electrical Components & Equipment	709,370	—	—	709,370	0.3%
Electronic Equipment Manufacturers	1,219,829	—	—	1,219,829	0.6%
Electronic Manufacturing Services	183,810	—	—	183,810	0.1%
Environmental & Facilities Services	266,160	—	—	266,160	0.1%
Fertilizers & Agricultural Chemicals	2,097,437	—	—	2,097,437	1.0%
Food Distributors	41,422	—	—	41,422	0.0%*
Food Retail	1,451,005	—	—	1,451,005	0.7%
Footwear	24,379	—	—	24,379	0.0%*
Forest Products	115,439	—	—	115,439	0.1%
Gas Utilities	338,932	—	—	338,932	0.2%
General Merchandise Stores	180,627	—	—	180,627	0.1%
Gold	2,961,001	—	—	2,961,001	1.4%

Health Care Distributors	383,114	—	—	383,114	0.2%
Health Care Equipment	2,861,066	—	—	2,861,066	1.3%
Health Care Services	546,583	—	—	546,583	0.3%
Health Care Supplies	141,481	—	—	141,481	0.1%
Healthcare	84,184	—	—	84,184	0.0%*
Heavy Electrical Equipment	951,480	—	—	951,480	0.4%
Highways & Railtracks	88,522	—	—	88,522	0.0%*
Home Entertainment Software	354,338	—	—	354,338	0.2%
Home Furnishing Retail	153,160	—	—	153,160	0.1%
Home Furnishings	21,967	—	—	21,967	0.0%*
Home Improvement Retail	360,365	—	—	360,365	0.2%
Homebuilding	187,077	—	—	187,077	0.1%
Hotels, Resorts & Cruise Lines	245,889	—	—	245,889	0.1%
Household Appliances	79,447	—	—	79,447	0.0%*
Household Products	2,715,052	—	—	2,715,052	1.2%*
Housewares & Specialties	39,152	—	—	39,152	0.0%*
Human Resource & Employment Services	123,159	—	—	123,159	0.1%
Hypermarkets & Super Centers	1,452,313	—	—	1,452,313	0.7%
Independent Power Producers & Energy Traders	251,993	—	—	251,993	0.1%
Industrial	46,019	—	—	46,019	0.0%*
Industrial Conglomerates	3,498,473	—	—	3,498,473	1.6%
Industrial Gases	633,626	—	—	633,626	0.3%
Industrial Machinery	3,016,032	—	—	3,016,032	1.4%
Industrial REIT’s	29,040	—	—	29,040	0.0%*
Insurance Brokers	302,513	—	—	302,513	0.1%
Integrated Oil & Gas	17,490,658	—	—	17,490,658	8.0%
Integrated Telecommunication Services	5,357,905	—	—	5,357,905	2.5%*
Internet Retail	339,325	—	—	339,325	0.2%
Internet Software & Services	1,788,361	—	—	1,788,361	0.8%
Investment Banking & Brokerage	1,320,005	—	—	1,320,005	0.6%
IT Consulting & Other Services	368,274	—	—	368,274	0.2%
Leisure Facilities	28,105	—	—	28,105	0.0%*

Leisure Products	56,983	—	—	56,983	0.0%*
Life & Health Insurance	2,282,687	—	—	2,282,687	1.0%*
Life Sciences Tools & Services	171,976	—	—	171,976	0.1%
Managed Health Care	704,243	—	—	704,243	0.3%
Marine	110,832	—	—	110,832	0.1%
Marine Ports & Services	51,363	—	—	51,363	0.0%*
Metal & Glass Containers	45,388	—	—	45,388	0.0%*
Mortgage REIT’s	39,514	—	—	39,514	0.0%*
Motorcycle Manufacturers	106,118	—	—	106,118	0.0%*
Movies & Entertainment	1,951,452	—	—	1,951,452	0.9%
Multi-Line Insurance	1,144,858	—	—	1,144,858	0.5%
Multi-Sector Holdings	464,595	—	—	464,595	0.2%
Multi-Utilities	1,705,492	—	—	1,705,492	0.8%
Office	123,873	—	—	123,873	0.1%
Office Electronics	828,404	—	—	828,404	0.4%
Office Services & Supplies	113,405	—	—	113,405	0.1%
Oil & Gas Drilling	739,609	—	—	739,609	0.3%
Oil & Gas Equipment & Services	2,498,214	—	—	2,498,214	1.1%*
Oil & Gas Exploration & Production	4,401,184	—	—	4,401,184	2.0%*
Oil & Gas Refining & Marketing	1,023,851	—	—	1,023,851	0.5%
Oil & Gas Storage & Transportation	670,168	—	—	670,168	0.3%
Other Diversified Financial Services	3,497,857	—	—	3,497,857	1.6%
Packaged Foods & Meats	3,301,664	—	—	3,301,664	1.5%
Paper Packaging	121,738	—	—	121,738	0.1%
Paper Products	510,871	—	—	510,871	0.2%
Personal Products	439,962	—	—	439,962	0.2%
Pharmaceuticals	8,272,556	—	—	8,272,556	3.8%
Photographic Products	37,113	—	—	37,113	0.0%*
Precious Metals & Minerals	436,531	—	—	436,531	0.2%
Property & Casualty Insurance	2,181,121	—	—	2,181,121	1.0%
Publishing	587,737	—	—	587,737	0.3%
Railroads	1,216,948	—	—	1,216,948	0.6%
Real Estate Management & Development	1,319,675	—	—	1,319,675	0.6%

Regional Banks	1,174,035	—	—	1,174,035	0.5%
Reinsurance	402,829	—	—	402,829	0.2%
Residential REIT’s	89,350	—	—	89,350	0.0%*
Restaurants	552,924	—	—	552,924	0.3%
Retail REIT’s	527,831	—	—	527,831	0.2%
Semiconductor Equipment	974,156	—	—	974,156	0.4%
Semiconductors	3,681,441	—	—	3,681,441	1.7%
Soft Drinks	1,439,067	—	—	1,439,067	0.7%
Specialized Consumer Services	85,440	—	—	85,440	0.0%*
Specialized Finance	252,842	—	—	252,842	0.1%
Specialized REIT’s	156,799	—	—	156,799	0.1%
Specialty Chemicals	685,351	—	—	685,351	0.3%
Specialty Stores	99,992	—	—	99,992	0.0%*
Steel	3,734,078	—	—	3,734,078	1.7%
Systems Software	3,951,286	—	—	3,951,286	1.8%
Textiles	5,923	—	—	5,923	0.0%*
Tires & Rubber	233,671	—	—	233,671	0.1%
Tobacco	1,780,495	—	—	1,780,495	0.8%
Trading Companies & Distributors	883,484	—	—	883,484	0.4%
Trucking	79,157	—	—	79,157	0.0%*
Water Utilities	46,925	—	—	46,925	0.0%*
Wireless Telecommunication Services	3,279,539	—	—	3,279,539	1.5%*
Total Common and Preferred Stocks			—
Investment Companies	11,408	—	—	11,408	0.0%*
Repurchase Agreements		31,451,000	—	31,451,000	14.4%
Forward Foreign Currency Contracts	—	761,245	—	761,245	0.3%
Futures		928,860	—	928,860	0.4%
Total Investments in an Asset Position	$184,252,735	$33,141,105	$—	$217,393,840	99.2%

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$(998,616)	$—	$(998,616)
Futures	—	(8,738)	—	(8,738)
Total Investments in a Liability Position	—	(1,007,354)	—	$(1,007,354)

(a) On June 30, 2009, the Fund held securities classified as Level 3 with a market value of zero. During the period ended March 31, 2010, these securities expired.  On March 31, 2010, the Fund did not hold any securities classified as Level 3.

* Amount is less than 0.1%

** Summary of Long-Term Investments by Industry Classification totals to 84.6%

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.1%
Finland 3.1%
Kone Oyj, Class B	1,255,121	$51,874,031

France 2.9%
Groupe DANONE	788,727	47,512,134

Japan 2.6%
Kao Corp.	1,673,000	42,411,060

Jersey 4.4%
Experian PLC	7,437,069	73,188,057

Netherlands 6.6%
Reed Elsevier NV	4,110,510	49,955,657
Wolters Kluwer NV CVA	2,727,920	59,154,108
		109,109,765
Sweden 5.2%
Swedish Match AB	3,614,659	86,404,197

Switzerland 9.2%
Nestle SA (Registered)	1,813,429	92,872,881
Novartis AG	1,098,135	59,312,205
		152,185,086
United Kingdom 26.3%
Admiral Group PLC	725,439	14,531,259
British American Tobacco PLC	3,878,414	133,688,895
Diageo PLC	1,450,181	24,339,170
Imperial Tobacco Group PLC	2,929,740	89,362,141
Reckitt Benckiser PLC	1,843,349	101,177,630
Unilever PLC	2,472,254	72,594,293
		435,693,388
United States 36.8%
Brown-Forman Corp., Class B	680,383	40,448,769
Career Education Corp. (a)	985,833	31,191,756

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited) continued

	Number of
Description	Shares	Value

United States (continued)
Dr. Pepper Snapple Group, Inc.	2,592,308	$91,171,472
eBay, Inc. (a)	1,049,988	28,297,177
Fortune Brands, Inc.	201,261	9,763,171
Kellogg Co.	1,358,897	72,605,867
McGraw-Hill Cos., Inc.	1,415,042	50,446,247
Mead Johnson Nutrition Co.	486,908	25,333,823
Moody’s Corp.	1,741,957	51,823,221
Philip Morris International, Inc.	1,506,140	78,560,263
Procter & Gamble Co.	1,087,458	68,803,468
Scotts Miracle-Gro Co., Class A	764,958	35,455,803
Weight Watchers International, Inc.	998,191	25,483,816
		609,384,853
Total Long-Term Investments 97.1% (Cost $1,246,671,611)		1,607,762,571

Repurchase Agreements 3.2%
Banc of America Securities ($9,074,598 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $9,074,600)		9,074,598
JPMorgan Chase & Co. ($43,488,489 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 03/31/10, to be sold on 04/01/10 at $43,488,501)		43,488,489

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($1,913 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.00%, dated 03/31/10, to be sold on 04/01/10 at $1,913)	$1,913

Total Repurchase Agreements 3.2% (Cost $52,565,000)	52,565,000

Total Investments 100.3% (Cost $1,299,236,611)	1,660,327,571

Foreign Currency 0.0% (Cost $616,996)	625,451

Liabilities in Excess of Other Assets (0.3%)	(5,732,653)

Net Assets 100.0%	$1,655,220,369

Percentages are calculated as a percentage of net assets.

(a)     Non-income producing security.

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited) continued

Forward Foreign Currency Contracts Outstanding as of March 31, 2010:

			Unrealized
			Appreciation/
	In Exchange for	Current Value	Depreciation

Long Contracts:
Euro
663,737 expiring 04/06/10	US $	$896,477	$2,821
Pound Sterling
28,155,000 expiring 04/07/10	US $	42,724,923	913,706
28,155,000 expiring 04/07/10	US $	42,724,922	914,748
28,155,000 expiring 04/07/10	US $	42,724,923	914,748
28,155,000 expiring 04/07/10	US $	42,724,923	883,777
766,145 expiring 04/06/10	US $	1,162,617	2,214
		172,062,308	3,629,193
Total Long Contracts		172,958,785	3,632,014

Short Contracts:
Pound Sterling
28,155,000 expiring 04/07/10	US $	42,724,923	(47,151)
28,155,000 expiring 04/07/10	US $	42,724,923	(80,796)
28,155,000 expiring 04/07/10	US $	42,724,923	(52,923)
28,155,000 expiring 04/07/10	US $	42,724,923	(86,709)
27,600,000 expiring 05/04/10	US $	41,875,760	(896,937)
27,600,000 expiring 05/04/10	US $	41,875,760	(866,577)
27,600,000 expiring 05/04/10	US $	41,875,760	(896,495)
27,600,000 expiring 05/04/10	US $	41,875,761	(896,799)
Total Short Contracts		338,402,733	(3,824,387)
Total Forward Foreign Currency Contracts			$(192,373)

Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at their closing price. Unlisted and listed securities not traded on the valuation date for which market quotations are readily available are valued at the average between the last reported bid and asked prices obtained from reputable brokers. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Directors. Factors considered in making this

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited) continued

determination may include, but are not limited to, information obtained by contacting the issuer,  analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Forward foreign currency contracts are valued using quoted foreign exchange rates. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing price of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Directors.  Short-term securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

Fair Value Measurements Financial Accounting Standards Board Accounting Standards Codification (ASC 820), Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value.

Van Kampen Global Franchise Fund

Portfolio of Investments — March 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
Investments	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total	Percent of Net Assets
Investments in an Asset Position
Common Stocks
Tobacco	$388,015,494	$—	$—	$388,015,494	23.5%
Packaged Foods & Meats	285,585,176	—	—	285,585,176	17.3
Household Products	212,392,158	—	—	212,392,158	12.8
Publishing	159,556,013	—	—	159,556,013	9.6
Soft Drinks	91,171,472	—	—	91,171,472	5.5
Pharmaceuticals	84,646,028	—	—	84,646,028	5.1
Diversified Commercial & Professional Services	73,188,057	—	—	73,188,057	4.4
Distillers & Vintners	64,787,939	—	—	64,787,939	3.9
Industrial Machinery	51,874,031	—	—	51,874,031	3.1
Specialized Finance	51,823,221	—	—	51,823,221	3.1
Fertilizers & Agricultural Chemicals	35,455,803	—	—	35,455,803	2.2
Education Services	31,191,756	—	—	31,191,756	1.9
Internet Software & Services	28,297,177	—	—	28,297,177	1.7
Specialized Consumer Services	25,483,816	—	—	25,483,816	1.5
Property & Caualty Insurance	14,531,259	—	—	14,531,259	0.9
Housewares & Specialties	9,763,171	—	—	9,763,171	0.6
Repurchase Agreements	—	52,565,000	—	52,565,000	3.2
Forward Foreign Currency Contracts	—	3,632,014	—	3,632,014	0.2
Total Investments in an Asset Position	$1,607,762,571	$56,197,014	$—	$1,663,959,585	100.5%

Investments in a Liability Position
Forward Foreign Currency Contracts	$—	$3,824,387	$—	$3,824,387
Total Investments in a Liability Position	$—	$3,824,387	$—	$3,824,387

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s  disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust  in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s  internal control over financial reporting.

Item 3.  Exhibits.

(a)           A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)           A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Series Funds, Inc.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: May 17, 2010

By:	/s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: May 17, 2010